UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                STI CLASSIC FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                      DATE OF FISCAL YEAR END: MAY 31, 2003

                     DATE OF REPORTING PERIOD: MAY 31, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

                                     ANNUAL
--------------------------------------------------------------------------------
                                FINANCIAL REPORT
--------------------------------------------------------------------------------
                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
                            A Family of Mutual Funds
--------------------------------------------------------------------------------

                                   BOND FUNDS
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND

                               MONEY MARKET FUNDS
             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                  May 31, 2003


                        [STI CLASSIC Funds Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

For investors, the year ending May 31, 2003 saw convergence in equity returns, and divergence of returns in stocks versus bonds. Specifically, while stocks continued to labor under the weight of the late 1990's technology stock bubble, various types of stocks had remarkably similar returns. The S&P 500 Index was down -8.1%, with its Growth and Value components similar at -7.6% and -8.7%, respectively. The Dow Jones Industrial Average was -8.7%. The S&P 400 Midcap Index was -9.1%, while the S&P 600 Smallcap fell -10.9%. This convergence followed two years in which value stocks had significantly outperformed growth, and small/midcaps were similarly better than large caps. One area of difference was the relatively weaker performance of international stocks, with the MSCI EAFE index of major country stocks -12.3%. This result was driven by poor returns from Japan (-24.6%), while the balance of industrialized countries had returns only slightly worse than the U.S. The benefits of asset diversification were clearly evident over the past year, as bond returns were quite exceptional relative to stocks and compared to longer term history. For example, the Lehman Aggregate Bond Index returned 11.6%, and similar returns were seen in the Lehman Intermediate Government/Credit (+11.9%) and High Yield (+10.5%) indices. Strong returns in bonds were driven by several factors, including: further reduction in short-term rates by the Federal Reserve; continued minimal price inflation; in the second half of the year, major improvement in corporate bond quality spreads vs. Treasuries; positive asset flows into bond mutual funds; and some aspects of flight to quality in the Treasury bond market. In terms of return, investors who stayed in short term money market instruments preserved capital with a positive return of about 1.1% per the iMoneyNet money market average, but this was meager relative to total returns available in longer maturities.

The current investment environment appears to be one of moderation. The late 1990's equity bubble which led to excesses and ultimately suboptimal capital allocation on the part of both corporate managements and investors is long over. The ensuing bear market which purged those excesses also now seems to be finally over. The stock market has gained a better tone, after making three decisive lows in the 775-800 range on the S&P 500 Index in July and October 2002, and March 2003. Economic growth has been very slow to recover, since consumer spending did not fall much in the recession and capital spending is still limping along. However, ample monetary liquidity, the lowest interest rates in over 40 years, some tax incentives and fiscal stimulus, the eventual benefits from a lower dollar exchange rate and improving consumer/business confidence all argue for continued positive economic growth and not another recession. Stock prices ultimately track profits growth, and the trajectory of profits is now positive. Investors in stocks can reasonably anticipate moderate gains but need to be selective and price sensitive in security selection.

A new stock market boom is unlikely, rather, we anticipate a gradual recovery. The outlook for bond investors in terms of absolute returns is a bit more challenging. Since bond prices move inversely to interest rates, the current low level of yields by definition reduces the opportunity for continued above average returns. Measured since January 1981, the Lehman Long-Term Treasury Index returned 12.0% annualized through May 31, 2003, while the S&P 500 Index total return was 12.6%. Such convergence is rare in capital markets, and needs to be understood in the context of 30-year Treasury bonds reaching yields of over 15% in 1981, versus only a little over 4% today. Similarly, we do not expect deflation, which would benefit Treasury bonds, but rather a gradual rise in inflation as economic stimulus takes hold. For those reasons, we currently favor stocks over bonds in terms of asset allocation, and within bonds, higher yielding corporates over Treasuries. However, adherence to investment disciplines and greater price sensitivity on stocks will be much more important in the next several years, particularly if there is a meaningful rise in interest rates. The cornerstone of our investment philosophy is diversification and execution of the disciplined investment process by experienced investment professionals.

The balance of this Annual Report includes performance data for the STI Classic Institutional Funds as well as each portfolio manager's discussion of the 12-month results. We believe you will find this communication helpful and thank you for your continued confidence in the STI Classic Institutional Funds.

                                   Sincerely,

                                   /s/ Douglas S. Phillips

                                   Douglas S. Phillips, CFA
                                   Chief Investment Officer

                   Classic Institutional Short-Term Bond Fund
                   ------------------------------------------


The Fund seeks to provide as high a level of current income relative to funds with like investment objectives as is consistent with the preservation of capital primarily through investment in short- to intermediate-term investment grade fixed income securities. The fund is suitable for investors seeking higher yields than other short-term investments with less share-price volatility than longer-term bond funds.

With money market yields declining to decades low levels, the Classic Short-Term Bond Fund has been an ideal low risk bond fund alternative for money market investors. Over the past year, the dividend yield has been consistently higher than that of money market funds while the NAV has fluctuated $0.24 from high to low averaging $10.18 a share. The current NAV as of May 31 is $10.24 a share. The average maturity of the fund is 1.74 years with an average quality rating of AA.

The STI Classic Institutional Short-Term Bond Fund was up 6.52% from May 14, 2002 (inception date of the fund) through May 31, 2003. Overall performance of the Fund has been helped by the drop in yields from May 2002 to May 2003. For example, the three-year Treasury note fell in yield over 200 basis points to 1.56%. Primary factors driving yields lower were a drop in economic activity due to the war with Iraq, lack of business spending, a weak labor market, a tepid consumer, waning consumer confidence, high debt levels, and concerns about deflation.

Monetary policy has been accommodative, as the Fed funds rate ended the fiscal year at 1.25%. In comparison to 2001 when the Federal Reserve Open Market
Committee aggressively eased monetary policy by 475 basis points, the Fed lowered rates only once in 2002 by 50 basis points. The prospect of the Fed buying longer dated U.S. treasury securities has also helped drive intermediate and long-term yields lower.

Improvement in corporate bonds added to overall performance in the second half of the fiscal year as credit spreads narrowed after peaking in late October of 2002. The first half was difficult as corporate fraud and greed caused corporate bonds to under-perform Treasuries. In general, the Fund has maintained a higher corporate allocation throughout the year.


/s/ Robert W. Corner                         /s/ H. Rick Nelson

Robert W. Corner                             H. Rick Nelson
Managing Director                            Managing Director

Institutional Shares(1)
Average Annual Total Returns
(periods ended May 31, 2003)

-----------------------------------------------
                 Annualized        Cumulative
                  Inception         Inception
 One Year          to Date           to Date
-----------------------------------------------
   6.08%            6.23%             6.52%
-----------------------------------------------

[Graphic Omitted]

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

           STI Classic Institutional
           Short-Term Bond Fund,              Salomon 1-3 Year Treasury/
           Institutional Shares               Government/Credit Index

5/31/02           $10,000                            $10,000
5/03              $10,608                            $10,649

Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1) Institutional Shares were offered beginning on May 14, 2002.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

               Classic Institutional Super Short Income Plus Fund
               --------------------------------------------------


The investment goal of the Classic Institutional Super Short Income Plus Fund (the "Fund") is to generate high current income consistent with preserving capital and maintaining liquidity. The Fund focuses on investing in short duration investment grade fixed income and money market securities with the objective of generating a higher yield and better return potential than money market funds.

With money market yields declining to decades low levels, the Classic Institutional Super Short Income Plus Fund has been an ideal low risk bond fund alternative for money market investors. Over the past year, the dividend yield has been consistently higher than that of money market funds while the NAV has fluctuated in a very narrow range. During this time, the Fund has maintained an average duration between 0.7 years and 0.9 years. The maximum permitted duration of the Fund is one year.

Helping overall performance of the Fund has been the drop in yields from May, 2002 to May, 2003. For example, three month U.S. Treasury bills fell 63 basis points to 1.10% while the two year U.S. Treasury note fell an even greater 188 basis points to 1.33%. Primary factors driving yields lower were a drop in economic activity due to the war with Iraq, a lack of business spending, a weak labor market, a tepid consumer, waning consumer confidence, high debt levels, and concerns about deflation.

Monetary policy has been accommodative, as the Fed Funds rate ended the fiscal year at 1.25%. In comparison to 2001 when the Federal Reserve Open Market
Committee aggressively eased monetary policy by 475 basis points, the Fed lowered rates only once in 2002 by 50 basis points. The prospect of the Fed buying longer dated U.S. Treasury securities has also helped drive intermediate and long-term yields lower.

Improvement in corporate bonds added to overall performance as credit spreads narrowed after peaking in late October of 2002. In general, the Fund has maintained a corporate bond allocation between 25% and 35%. Mortgage backed securities actually detracted from performance as prepayments accelerated due to record refinancing. MBS securities have averaged between 10% and 20% of the Fund.

Initially opened with only Institutional class shares, the Fund has multiplied more than six fold in the last year as total net assets have grown from $34 million to its current $216 million. Adding to this growth was the launch of the Trust share class in October of 2002.


                                   /s/ Robert W. Corner

                                   Robert W. Corner
                                   Managing Director

Institutional Shares(1)
Average Annual Total Returns
(periods ended May 31, 2003)
-----------------------------------------------
                 Annualized        Cumulative
                 Inception         Inception
 One Year         to Date           to Date
-----------------------------------------------
  3.16%            3.07%             3.46%
-----------------------------------------------

[Graphic Omitted]

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

          STI Classic Institutional
        Super Short Income Plus Fund,     iMoney Net First Tier       Salomon 6 Month      Lipper Ultra-Short
           Institutional Shares           Institutional Average     Treasury Bill Index   Obligations Objective
5/31/02           $10,000                       $10,000                    $10,000               $10,000
5/02              $10,020                       $10,013                    $10,016               $10,027
5/03              $10,337                       $10,138                    $10,176               $10,264

Trust Shares(2)
Average Annual Total Returns
(periods ended May 31, 2003)
-----------------------------------------------
                Annualized        Cumulative
                 Inception         Inception
 One Year         to Date           to Date
-----------------------------------------------
  2.46%            2.45%             2.76%
-----------------------------------------------

[Graphic Omitted]

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

          STI Classic Institutional
        Super Short Income Plus Fund,   iMoney Net First Tier       Salomon 6 Month         Lipper Ultra-Short
                Trust Shares            Institutional Average      Treasury Bill Index     Obligations Objective
5/31/02           $10,000                       $10,000                  $10,000                  $10,000
5/02              $10,020                       $10,013                  $10,016                  $10,027
5/03              $10,266                       $10,138                  $10,176                  $10,264

Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1)  Institutional Shares were offered beginning on April 15, 2002.

(2) Trust Shares were offered beginning on October 3, 2002. Trust Shares' performance for the period prior to October 3, 2002 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of the Trust Shares. If it had, performance would have been lower than that shown.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 Classic Institutional U.S. Government Securities Super Short Income Plus Fund
 -----------------------------------------------------------------------------


The investment goal of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund (the "Fund") is to generate high current income consistent with preserving capital and maintaining liquidity. The Fund focuses on investing in short duration U.S. Government securities with the objective of generating a higher yield and better return potential than money market funds.

With money market yields declining to decades low levels, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund has been an ideal low risk bond fund alternative for money market investors. Over the past year, the dividend yield has been consistently higher than that of money market funds while the NAV has fluctuated in a very narrow range. During this time, the Fund has maintained an average duration between 0.7 years and 0.9 years. The maximum permitted duration of the Fund is one year.

Helping overall performance of the Fund has been the drop in yields from May, 2002 to May, 2003. For example, three month U.S. Treasury bills fell 63 basis points to 1.10% while the two year U.S. Treasury note fell an even greater 188 basis points to 1.33%. Primary factors driving yields lower were a drop in economic activity due to the war with Iraq, a lack of business spending, a weak labor market, a tepid consumer, waning consumer confidence, high debt levels, and concerns about deflation.

Monetary policy has been accommodative, as the Fed Funds rate ended the fiscal year at 1.25%. In comparison to 2001 when the Federal Reserve Open Market
Committee aggressively eased monetary policy by 475 basis points, the Fed lowered rates only once in 2002 by 50 basis points. The prospect of the Fed buying longer dated U.S. Treasury securities has also helped drive intermediate and long-term yields lower.

The general drop in yields and improvement in spreads of U.S. Government Agency bonds (i.e. Fannie Mae, Freddie Mac) added to overall performance of the Fund. The Fund has maintained an allocation to U.S. Government Agency bonds of 30% to 45%. Mortgage backed securities actually detracted from performance as prepayments accelerated due to record refinancing. MBS securities have averaged between 25% and 45% of the Fund. The remaining portion of the Fund was invested in cash and equivalent securities such has U.S. Government money market funds, U.S. Government repurchase agreements, U.S. Agency discount notes, and U.S. Treasury bills.

Initially opened with only Institutional class shares, the Fund has multiplied more than four fold in the last year as total net assets have grown from $28 million to its current $119 million. Adding to this growth was the launch of the Flex share class in April of 2003.


                                   /s/ Robert W. Corner

                                   Robert W. Corner
                                   Managing Director

Institutional Shares(1)
Average Annual Total Returns
(periods ended May 31, 2003)
----------------------------------------------
                Annualized        Cumulative
                 Inception         Inception
 One Year         to Date           to Date
----------------------------------------------
  2.80%            2.75%             3.13%
----------------------------------------------

[Graphic Omitted]

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

         STI Classic Institutional
         U.S. Government Securities
        Super Short Income Plus Fund,   iMoney Net Government       Salomon 6 Month       Lipper Ultra-Short
           Institutional Shares         Institutional Average     Treasury Bill Index    Obligations Objective
5/31/02           $10,000                     $10,000                    $10,000               $10,000
5/02              $10,020                     $10,012                    $10,016               $10,027
5/03              $10,301                     $10,127                    $10,176               $10,264

Flex Shares(2)
Average Annual Total Returns
(periods ended May 31, 2003)
----------------------------------------------
                Annualized        Cumulative
                 Inception         Inception
 One Year         to Date           to Date
----------------------------------------------
  2.85%            2.79%             3.18%
----------------------------------------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

         STI Classic Institutional
        U.S. Government Securities
        Super Short Income Plus Fund,   iMoney Net Government     Salomon 6 Month          Lipper Ultra-Short
               Flex Shares              Institutional Average    Treasury Bill Index     Obligations Objective
5/31/02          $10,000                       $10,000                 $10,000                 $10,000
5/02             $10,020                       $10,012                 $10,016                 $10,027
5/03             $10,306                       $10,127                 $10,176                 $10,264

Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1)  Institutional Shares were offered beginning on April 11, 2002.

(2) Flex Shares were offered beginning on April 16, 2003. Flex Shares' performance for the period prior to April 16, 2003 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of the Flex Shares. If it had, performance would have been lower than that shown.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Classic Institutional Cash Management Money Market Fund
             -------------------------------------------------------


The investment objective of the Classic Institutional Cash Management Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline used in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee is expected to lower interest rates at its upcoming June 25th meeting. In anticipation of this action interest rates have recently fallen to a fifty-year low. Over the last two years the Federal Reserve has lowered the Funds Rate a total of twelve times bringing it to a 45 year low of 1.25%.

Our outlook is that the Federal Reserve will lower interest rates at the upcoming meeting as insurance against further declines in inflation. After that we expect the Federal Reserve to leave interest rates unchanged for the foreseeable future. With this in mind the portfolio has been structured to benefit from a steady rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003.


                                   /s/ Robert S. Bowman

                                   Robert S. Bowman, CFA
                                   Managing Director

       Classic Institutional U.S. Government Securities Money Market Fund
       ------------------------------------------------------------------


The investment objective of the Classic Institutional U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Government Agency securities and repurchase agreements collateralized by U.S. Government Agency obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee is expected to lower interest rates at its upcoming June 25th meeting. In anticipation of this action interest rates have recently fallen to a fifty-year low. Over the last two years the Federal Reserve has lowered the Funds Rate a total of twelve times bringing it to a 45 year low of 1.25%.

Our outlook is that the Federal Reserve will lower interest rates at the upcoming meeting as insurance against further declines in inflation. After that we expect the Federal Reserve to leave interest rates unchanged for the foreseeable future. With this in mind the portfolio has been structured to benefit from a steady rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003.




                                   /s/ Robert S. Bowman

                                   Robert S. Bowman, CFA
                                   Managing Director

        Classic Institutional U.S. Treasury Securities Money Market Fund
        ----------------------------------------------------------------


The investment objective of the Classic Institutional U.S. Treasury Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee maintained the Federal Funds rate at 1.75% for most of the second half of 2002. They then lowered the rate to 1.25% in November as the prospects for a normal economic recovery diminished in light of the pending military action in Iraq. The Federal Reserve has been able to hold the Federal Funds rate at 1.25% as the war in Iraq concluded extremely quickly and the hope for a post war recovery remained optimistic.

As of the end of May, it appears that the post war economic recovery has been slower to develop than the Federal Reserve had anticipated. Our outlook is for Federal Reserve to cut rates again at the end of June in order to stimulate the economy and to protect against the possibility of deflation. Longer-term, our outlook is that the Federal stimulus will lead to a modest economy recovery and eventually to higher interest rates. The Fund is positioned accordingly.

The Fund was able to meet its objective and was able to provide a competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003. The Fund's Institutional Shares had a one-year return of 1.30% and the Fund's Corporate Trust Shares had a return of 1.10% as compared to the iMoneyNet, Inc. U.S. Treasury & Repo Average of 1.79%.


                                   /s/ David S. Yealy

                                   David S. Yealy
                                   Managing Director

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003




CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (10.1%)
   U.S. Treasury Notes
     5.750%, 11/15/05                  $  200     $   221
     6.500%, 05/15/05                     250         275
     5.875%, 11/15/04                     500         534
     3.500%, 11/15/06                     300         317
     3.000%, 11/30/03                     250         252
     2.125%, 08/31/04                     500         506
                                                  -------
Total U.S. Treasury Obligations
     (Cost $2,050)                                  2,105
                                                  -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (36.0%)
   FHLB
     3.875%, 12/15/04                     300         312
     3.250%, 08/15/05                     450         467
   FHLMC
     4.250%, 06/15/05                     375         396
     3.875%, 06/27/05                     275         275
     3.250%, 11/15/04                     500         514
     3.000%, 07/15/04                     500         510
   FHLMC, Ser 2558 Cl BA
     5.000%, 05/15/11                     301         310
     2.250%, 07/06/05                     200         201
   FNMA
     4.500%, 10/17/06                     300         303
     3.500%, 09/15/04                   1,000       1,029
     1.875%, 12/15/04                   1,000       1,009
   FNMA, Ser 2003-9 Cl UA
     5.500%, 07/15/06                     275         306
     4.000%, 11/25/16                     275         280
   FNMA, Ser 273
     5.625%, 05/14/04                   1,000       1,042
   FNMA, Ser 322
     3.875%, 03/15/05                     500         523
                                                  -------
Total U.S. Government Agency Obligations
     (Cost $7,403)                                  7,477
                                                  -------

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (39.2%)
AEROSPACE & DEFENSE (0.5%)
   General Dynamics
     2.125%, 05/15/06                  $  105     $   106
                                                  -------
AUTOMOTIVE (1.3%)
   DaimlerChrysler
     7.750%, 06/15/05                     250         276
                                                  -------
BANKING (5.5%)
   Bank of America
     6.625%, 06/15/04                     300         317
     6.500%, 03/15/06                     150         168
   Bank One
     5.500%, 03/26/07                     280         311
   Wachovia
     6.800%, 06/01/05                     100         110
   Wells Fargo
     6.625%, 07/15/04                     225         238
                                                  -------
                                                    1,144
                                                  -------
BUILDING & CONSTRUCTION (0.5%)
   Masco (E)
     6.750%, 03/15/06                     100         112
                                                  -------
CABLE (0.4%)
   TCI Communications
     8.650%, 09/15/04                      85          91
                                                  -------
CAPITAL GOODS (0.7%)
   Alcoa
     4.250%, 08/15/07                     125         133
                                                  -------
COMPUTER SERVICES (0.6%)
   Electronic Data Systems (E)
     6.850%, 10/15/04                     125         130
                                                  -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003




CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCE (8.2%)
   American General
     6.750%, 06/15/05                  $  250     $   275
   Boeing Capital (E)
     5.650%, 05/15/06                     200         216
   CIT Group
     4.125%, 02/21/06                     300         311
   Ford Motor Credit
     7.500%, 03/15/05                     100         106
     6.875%, 02/01/06                     100         105
   General Electric Capital
     2.850%, 01/30/06                     300         307
   GMAC
     6.750%, 01/15/06                      50          53
     6.380%, 01/30/04                     100         103
   National Rural Utilities
     3.000%, 02/15/06                     225         232
                                                  -------
                                                    1,708
                                                  -------
FOOD, BEVERAGE & TOBACCO (1.5%)
   ConAgra Foods
     7.500%, 09/15/05                      90         100
   Diageo Capital PLC
     3.375%, 03/20/08                     200         206
                                                  -------
                                                      306
                                                  -------
HEALTH CARE (1.2%)
   Cardinal Health
     6.500%, 02/15/04                     250         259
                                                  -------
INSURANCE (2.3%)
   Allstate
     7.875%, 05/01/05                     260         289
   MetLife
     3.911%, 05/15/05                     115         119
   Safeco
     4.200%, 02/01/08                      65          68
                                                  -------
                                                      476
                                                  -------

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (8.7%)
   Bear Stearns
     3.000%, 03/30/06                  $  185     $   190
   Credit Suisse First Boston (E)
     5.875%, 08/01/06                     250         276
   Goldman Sachs Group
     7.625%, 08/17/05                     250         283
   Lehman Brothers Holdings
     7.750%, 01/15/05                     225         247
   Merrill Lynch
     2.940%, 01/30/06                     285         291
   Morgan Stanley
     7.750%, 06/15/05                     225         251
   Paine Webber Group
     6.375%, 05/15/04                     250         262
                                                  -------
                                                    1,800
                                                  -------
MULTIMEDIA (1.4%)
   Viacom
     7.750%, 06/01/05                     250         280
                                                  -------
PETROLEUM & FUEL PRODUCTS (1.7%)
   Anadarko Petroleum
     3.250%, 05/01/08                     115         115
   Conoco
     5.900%, 04/15/04                     125         130
   Kerr-McGee
     5.375%, 04/15/05                     100         105
                                                  -------
                                                      350
                                                  -------
REAL ESTATE (0.5%)
   EOP Operating LP
     8.375%, 03/15/06                      95         109
                                                  -------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
RETAIL (1.0%)
   Kroger
     7.375%, 03/01/05                  $  100     $   108
   Nordstrom
     8.950%, 10/15/05                      85          97
                                                  -------
                                                      205
                                                  -------
TELEPHONE & TELECOMMUNICATIONS (2.4%)
   British Telecom PLC
     7.875%, 12/15/05                     250         284
   Vodafone Group PLC (A)
     7.625%, 02/15/05                     200         220
                                                  -------
                                                      504
                                                  -------
UTILITIES (0.8%)
   Alabama Power
     3.125%, 05/01/08                      50          51
   PacifiCorp
     6.750%, 04/01/05                     100         108
                                                  -------
                                                      159
                                                  -------
Total Corporate Obligations
     (Cost $7,981)                                  8,148
                                                 -------
ASSET-BACKED SECURITIES (7.5%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                     500         514
   Capital Auto Receivables Asset
     Trust, Series 2002-4, Cl A4
     2.640%, 03/17/08                     500         511
   Honda Automobile Receivables
     Owner Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                     500         522
                                                  -------
Total Asset-Backed Securities
     (Cost $1,500)                                  1,547
                                                  -------

--------------------------------------------------------------------------------

                                       SHARES  VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.2%)
   Boston Global Investment Trust --
     Enhanced Portfolio (F)           668,505     $   669
                                                  -------
Total Short-Term Investment
     (Cost $669)                                      669
                                                  -------
Cash Equivalents (6.4%)
   Federated Prime Obligation
     Money Market Fund                969,669         970
   SEI Daily Income Trust Prime
     Obligation Fund                  352,722         353
                                                  -------
Total Cash Equivalents
     (Cost $1,323)                                  1,323
                                                  -------
Total Investments (102.4%)
   (Cost $20,926)                                  21,269
                                                  -------
Other Assets and Liabilities (-2.4%)
Payable Upon Return of Securities Loaned            (669)
Investment Advisory Fees Payable                      (6)
Administration Fees Payable                           (1)
Other Assets and Liabilities, Net                    184
                                                  -------
Total Other Assets and Liabilities                  (492)
                                                  -------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,028,770 outstanding shares
   of beneficial interest                          20,310
Accumulated net realized gain on investments          124
Net unrealized appreciation on investments            343
                                                  -------
Total Net Assets (100.0%)                         $20,777
                                                  =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($20,777,133 / 2,028,770 shares)                $10.24
                                                  =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 30.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003




CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.0%)
   FHLB
     4.125%, 08/15/03                 $ 2,500    $  2,516
   FHLMC
     3.875%, 06/27/05                   1,325       1,327
     2.500%, 04/21/06                   3,225       3,260
   FNMA
     5.500%, 02/15/06                   1,000       1,101
     3.125%, 08/15/05                     875         878
     2.000%, 03/24/05                   1,125       1,125
   FNMA Discount Note (C)
     1.170%, 06/05/03                  10,000       9,999
   SLMA (B)
     1.571%, 08/27/04                   1,400       1,406
                                                 --------
Total U.S. Government Agency Obligations
     (Cost $21,568)                                21,612
                                                 --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (14.3%)
   FHLMC, Ser 1520 Cl H
     6.250%, 11/15/07                   1,414       1,450
   FHLMC, Ser 1629 Cl HA
     3.500%, 12/15/21                     272         275
   FHLMC, Ser 2368 Cl OB
     5.000%, 09/15/07                     550         550
   FHLMC, Ser 2447 Cl BA
     5.500%, 05/15/07                     290         293
   FHLMC, Ser 2453 Cl BA
     5.000%, 07/15/11                     379         382
   FHLMC, Ser 2485 Cl AF
     5.500%, 12/15/15                     682         705
   FHLMC, Ser 2485 Cl AH
     5.500%, 12/15/13                     586         594
   FHLMC, Ser 2497 Cl NM
     4.500%, 05/15/14                     577         592
   FHLMC, Ser 2497 Cl PA
     6.000%, 05/15/06                     671         671

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FHLMC, Ser 2508 Cl MF
     5.000%, 04/15/13                 $   810    $    834
   FHLMC, Ser 2542 Cl AG
     4.000%, 11/15/11                   2,956       3,033
   FHLMC, Ser 2542 Cl DA
     5.500%, 03/15/05                   1,204       1,214
   FHLMC, Ser 2542 Cl DL
     4.500%, 05/15/11                     500         515
   FHLMC, Ser 2558 Cl BA
     5.000%, 05/15/11                   1,159       1,192
   FHLMC, Ser 2572 Cl LB
     5.000%, 04/15/16                   1,000       1,034
   FHLMC, Ser 2595 Cl AB
     5.000%, 02/15/14                   2,480       2,565
   FHLMC, Ser 2595 Cl BM
     3.500%, 12/15/17                   3,213       3,246
   FHLMC, Ser M80812
     4.500%, 04/01/10                   2,494       2,567
   FHLMC, Ser M90803
     4.500%, 03/01/08                   2,428       2,522
   FHLMC, Ser M90814
     4.000%, 05/01/08                   2,625       2,700
   FNMA, Ser 2002-78 Cl QA
     5.500%, 12/25/05                     443         447
   FNMA, Ser 2003-9 Cl UA
     4.000%, 11/25/16                   1,500       1,528
   FNMA, Ser 701045
     3.532%, 04/01/33                   1,996       2,056
                                                 --------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $30,883)                    30,965
                                                 --------
CORPORATE OBLIGATIONS (33.5%)
AEROSPACE & Defense (0.2%)
   United Technologies
     6.625%, 11/15/04                     500         535
                                                 --------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
AIR TRANSPORTATION (0.3%)
   FedEx
     6.625%, 02/12/04                 $   650    $    672
                                                 --------
AUTOMOTIVE (0.7%)
   DaimlerChrysler
     6.400%, 05/15/06                   1,125       1,247
     1.509%, 08/21/03 (B)                 300         300
                                                 --------
                                                    1,547
                                                 --------
BANKING (3.4%)
   Bank of America
     6.625%, 06/15/04                     725         766
   Bank of New York
     6.625%, 06/15/03                     775         776
   Bank One
     7.625%, 08/01/05                   1,250       1,404
   National City Bank
     7.200%, 05/15/05                   1,000       1,101
   US Bancorp
     2.750%, 03/30/06                   1,000       1,022
   Wachovia
     6.950%, 11/01/04                     500         539
   Wells Fargo
     6.625%, 07/15/04                     650         687
     1.439%, 03/03/06 (B)               1,000       1,001
                                                 --------
                                                    7,296
                                                 --------
BUILDING & CONSTRUCTION (0.4%)
   Masco
     6.000%, 05/03/04                     885         919
                                                 --------
CABLE (0.3%)
   TCI Communications
     8.650%, 09/15/04                     675         725
                                                 --------
CONSUMER STAPLES (0.2%)
   Procter & Gamble
     6.600%, 12/15/04                     500         538
                                                 --------

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES (1.8%)
   Alabama Power
     4.875%, 09/01/04                   $ 501       $ 520
     1.410%, 12/29/03 (B)               1,500       1,501
   Progress Energy
     6.550%, 03/01/04                     825         853
   Virginia Electric & Power
     5.750%, 03/31/06                     875         953
                                                 --------
                                                    3,827
                                                 --------
FINANCE (9.4%)
   Caterpillar Financial Service
     2.650%, 01/30/06                     500         508
   CIT Group
     7.500%, 11/14/03                     950         974
     4.125%, 02/21/06                   1,000       1,037
   Citigroup
     6.750%, 12/01/05                   2,000       2,240
   Countrywide Home Loan
     6.850%, 06/15/04                   1,000       1,055
     3.500%, 12/19/05                   1,250       1,290
   Diageo Capital PLC
     6.625%, 06/24/04                     500         528
     6.125%, 08/15/05                     500         548
   Ford Motor Credit
     7.500%, 03/15/05                     750         792
   General Electric Capital,
     Ser A, MTN
     6.750%, 09/11/03                   1,000       1,015
     4.250%, 01/28/05 (E)                 975       1,021
     1.438%, 05/20/04 (B)               1,000       1,001
   GMAC
     7.500%, 07/15/05(E)                1,000       1,078
     5.750%, 11/10/03                   1,000       1,016
   John Deere Capital
     4.125%, 12/05/03                     800         811
   SLM (B)
     1.520%, 01/25/06                   2,000       1,999

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003




CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Unilever Capital
     6.875%, 11/01/05                 $   500    $    560
   Verizon Global Funding
     6.750%, 12/01/05                   2,000       2,238
   Washington Mutual Financial
     8.250%, 06/15/05                     600         672
                                                 --------
                                                   20,383
                                                 --------
FOOD, BEVERAGE & TOBACCO (1.5%)
   ConAgra Foods
     7.500%, 09/15/05                     825         921
   Kellogg
     4.875%, 10/15/05                     750         800
   Safeway
     3.625%, 11/05/03                   1,500       1,506
                                                 --------
                                                    3,227
                                                 --------
FORESTRY (0.4%)
   Weyerhaeuser
     5.500%, 03/15/05                     825         873
                                                 --------
HEALTHCARE (0.4%)
   Cardinal Health
     6.000%, 01/15/06                     825         911
                                                 --------
INDUSTRIAL (0.2%)
   IBM
     5.250%, 12/01/03                     450         459
                                                 --------
INSURANCE (1.7%)
   Allstate
     7.875%, 05/01/05                   1,000       1,113
   ASIF Global (A) (B)
     1.430%, 05/30/06                   2,500       2,498
                                                 --------
                                                    3,611
                                                 --------

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (3.4%)
   Bear Stearns
     3.000%, 03/30/06                 $ 1,500    $  1,543
   Credit Suisse First Boston, MTN (B)
     1.540%, 02/22/05                   2,000       2,001
   Lehman Brothers Holdings
     7.750%, 01/15/05                     750         823
     6.625%, 04/01/04                     500         522
   Morgan Stanley
     7.750%, 06/15/05                   1,250       1,398
     5.625%, 01/20/04                     500         513
   Paine Webber Group
     6.375%, 05/15/04                     500         524
                                                 --------
                                                    7,324
                                                 --------
METALS & MINING (0.2%)
   3M
     4.250%, 09/01/04                     500         518
                                                 --------
MULTIMEDIA (1.0%)
   Viacom
     7.750%, 06/01/05                     700         782
     7.150%, 05/20/05                     300         331
   Walt Disney (E)
     3.900%, 09/15/03                   1,000       1,006
                                                 --------
                                                    2,119
                                                 --------
PETROLEUM & FUEL PRODUCTS (1.5%)
   BP Capital Markets PLC
     4.000%, 04/29/05                     500         523
   Conoco
     5.900%, 04/15/04                   2,000       2,075
   Texaco Capital
     6.000%, 06/15/05                     500         545
                                                 --------
                                                    3,143
                                                 --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE (1.0%)
   EOP Operating LP
     6.500%, 06/15/04                 $ 1,025    $  1,075
   Simon Property Group LP
     6.625%, 06/15/03                   1,000       1,001
                                                 --------
                                                    2,076
                                                 --------
REGIONAL GOVERNMENT AGENCY (0.5%)
   Province of Ontario
     7.000%, 08/04/05                     900       1,004
                                                 --------
RETAIL (2.3%)
   Federated Department Store
     8.500%, 06/15/03                   1,000       1,003
   Kroger
     7.375%, 03/01/05                     755         816
   Target
     7.500%, 02/15/05                     675         741
   Wal-Mart Stores
     4.150%, 06/15/05                     500         525
     1.238%, 02/22/05 (B)               1,875       1,873
                                                 --------
                                                    4,958
                                                 --------
RUBBER & PLASTIC (0.5%)
   PPG Industries
     6.750%, 08/15/04                   1,000       1,050
                                                 --------
TELEPHONE & TELECOMMUNICATIONS (2.2%)
   BellSouth Telecommunications
     6.500%, 06/15/05                     700         766
   GTE North
     6.000%, 01/15/04                     750         771
   Vodafone Group PLC (A)
     7.625%, 02/15/05                   1,000       1,099
     7.000%, 10/01/03                   2,000       2,035
                                                 --------
                                                    4,671
                                                 --------
Total Corporate Obligations
     (Cost $71,594)                                72,386
                                                 --------

--------------------------------------------------------------------------------
                                        FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (15.3%)
ASSET-BACKED (1.5%)
   Ciesco (C)
     1.240%, 06/19/03                 $ 3,250    $  3,248
                                                 --------
BASIC MATERIALS (1.8%)
   EI du Pont de Nemours (C)
     1.180%, 07/16/03                   4,000       3,994
                                                 --------
FINANCE (7.7%)
   American Express Card (C)
     1.240%, 07/10/03                   3,250       3,246
   American Honda Finance (C)
     1.190%, 07/08/03                   3,500       3,496
   BMW US Capital (C)
     1.170%, 08/11/03                   3,500       3,491
   ING America Insurance
     Holdings (C)
     1.220%, 06/19/03                   3,250       3,248
   USAA Capital (C)
     1.155%, 08/12/03                   3,225       3,217
                                                 --------
                                                   16,698
                                                 --------
INSURANCE (0.9%)
   Marsh & McLennan (C)
     1.210%, 06/24/03                   2,000       1,999
                                                 --------
MEDICAL (1.5%)
   Merck (C)
     1.220%, 06/20/03                   3,250       3,248
                                                 --------
PRINTING & PUBLISHING (1.9%)
   New York Times (C)
     1.250%, 06/03/03                   4,000       4,000
                                                 --------
Total Commercial Paper
     (Cost $33,187)                                33,187
                                                 --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003




CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (12.2%)
   American Express Credit Account,
     Master Trust Ser 1999-1
     5.600%, 11/15/06                 $ 2,500    $  2,594
   BMW Vehicle Owner Trust
     1.450%, 11/25/05                   1,000       1,002
   Capital Auto Receivables Asset Trust
     2.270%, 01/17/06                     575         583
   Capital Auto Receivables Asset
     Trust, Ser 2002-5, Cl A2B
     1.710%, 01/18/05                     926         927
   Chase Manhattan Auto
     Owner Trust,
     Ser 2000-A, Cl A3
     6.210%, 12/15/04                      53          53
   CIT Group Home Loan
     Equity Trust (B)
     1.408%, 08/20/18                     929         928
   Citibank Credit Card Master
     Trust I
     5.300%, 01/09/06                   2,000       2,048
   Citibank Credit Card Master
     Trust, Ser 1999-7, Cl A
     6.650%, 11/15/06                     500         538
   DaimlerChrysler Auto Trust,
     Ser 2001-D, Cl A4
     3.780%, 02/06/07                     500         520
   DaimlerChrysler Master
     Owner Trust
     1.360%, 02/15/08                   1,875       1,875
   Discover Card Master Trust,
     Ser 1998-6, Cl A
     5.850%, 01/17/06                     600         603

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Discover Card Master Trust,
     Ser 2001-4, Cl A
     1.400%, 10/16/06                 $   725    $    725
   Ford Credit Owner Trust
     4.830%, 02/15/05                   1,540       1,555
   GMAC Mortgage Corporation
     Loan Trust
     1.410%, 04/25/33                   1,000       1,000
   Honda Auto Receivables
     Owners Trust
     3.400%, 02/18/05                   1,495       1,505
     1.340%, 12/21/05                   2,500       2,498
   MBNA Master Credit Card Trust
     5.250%, 02/15/06                   1,350       1,366
   Mellon Residential Funding,
     Ser 2001-HEIL, Cl A3
     5.945%, 02/25/11                     763         770
   Money Store Home Equity Trust,
     Ser 1996-D, Cl A9
     7.000%, 04/15/28                     915         923
   Nissan Auto Receivables
     Owner Trust
     1.300%, 03/15/04                   1,229       1,229
   Toyota Auto Receivables
     Owner Trust
     1.330%, 03/15/05                   1,215       1,215
   Toyota Auto Receivables
     Owner Trust,
     Ser 2000-B, Cl A3
     6.760%, 08/15/04                      51          51
   Washington Mutual,
     Ser 2003-AR5, Cl A1 (B)
     1.590%, 06/25/33                   1,940       1,940
                                                 --------
Total Asset-Backed Securities
     (Cost $26,407)                                26,448
                                                 --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.5%)
   Boston Global Investment Trust --
     Enhanced Portfolio (F)         3,197,980    $  3,198
                                                 --------
Total Short-Term Investment
     (Cost $3,198)                                  3,198
                                                 --------
CASH EQUIVALENTS (6.9%)
   Dreyfus Government Cash
     Management Fund                7,425,000       7,425
   Federated Prime Value Money
     Market Fund                    7,425,000       7,425
                                                 --------
Total Cash Equivalents
     (Cost $14,850)                                14,850
                                                 --------
REPURCHASE AGREEMENTS (7.3%)
   Merrill Lynch
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $7,865,899 (collateralized by
     FNMA obligations: total market
     value $8,025,365) (D)            $ 7,865    $  7,865
   UBS Paine Webber
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     of $7,993,739 (collateralized by
     FNMA obligations: total market
     value $8,155,930) (D)              7,993       7,993
                                                 --------
Total Repurchase Agreements
     (Cost $15,858)                                15,858
                                                 --------
Total Investments (101.0%)
     (Cost $217,545)                              218,504
                                                 --------

--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.0%)
Payable Upon Return of Securities Loaned         $ (3,198)
Investment Advisory Fees Payable                      (33)
Administration Fees Payable                           (11)
Shareholder Servicing Fees Payable                    (10)
Custodian Fees Payable                                 (2)
Other Assets and Liabilities, Net                   1,137
                                                 --------
Total Other Assets and Liabilities                 (2,117)
                                                 --------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 72,517,273 outstanding shares
   of beneficial interest                         145,861
Fund Shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 34,687,618 outstanding shares of
   beneficial interest                             69,722
Distributions in excess of net investment income       (4)
Accumulated net realized loss on investment          (151)
Net unrealized appreciation on investments            959
                                                 --------
Total Net Assets (100.0%)                        $216,387
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($146,590,180 / 72,517,273 shares)               $2.02
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($69,797,030 / 34,687,618 shares)                $2.01
                                                 ========

THE FUND INVESTS IN SECURITIES WHOSE VALUE IS DERIVED FROM AN UNDERLYING POOL OF MORTGAGES OR CONSUMER LOANS. PREPAYMENT OF THESE LOANS SHORTENS THE STATED MATURITY OF THESE RESPECTIVE OBLIGATIONS AND MAY RESULT IN A LOSS OF PREMIUM, IF ANY HAS BEEN PAID. ESTIMATES OF SUCH PREPAYMENTS ARE USED TO CALCULATE EXPECTED MATURITY DATES AND THE FUND'S AVERAGE DURATION.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 30.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (10.1%)
   U.S. Treasury Bill (C)
     1.146%, 06/19/03                 $12,000    $ 11,994
                                                 --------
Total U.S. Treasury Obligation
     (Cost $11,994)                                11,994
                                                 --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (54.2%)
   FFCB
     1.230%, 04/29/05                   2,000       2,000
     2.625%, 12/15/05                   1,500       1,537
   FHLB
     3.125%, 11/14/03                   2,000       2,017
     3.625%, 10/15/04                   1,250       1,290
     2.250%, 05/15/06                   1,250       1,268
     1.875%, 06/15/06                   2,500       2,505
   FHLB Discount Note (C)
     1.170%, 06/06/03                   2,000       2,000
     1.720%, 06/18/03                   5,000       4,997
   FHLMC
     3.000%, 07/15/04                   1,250       1,275
     4.250%, 06/15/05                   2,000       2,112
     3.875%, 06/27/05                   2,000       2,004
     2.250%, 07/06/05                     950         956
     2.500%, 04/21/06                   3,725       3,765
   FHLMC Discount Note (C)
     1.190%, 06/12/03                   2,000       2,000
     1.160%, 07/10/03                   5,000       4,994
     1.150%, 08/14/03                   7,000       6,983
     1.150%, 08/18/03                   2,000       1,995
     1.140%, 09/12/03                   3,000       2,990
   FNMA
     3.250%, 12/15/03                   1,500       1,517
     3.875%, 03/15/05 (E)               1,250       1,306
     2.000%, 03/24/05                     875         875
     3.125%, 08/15/05                   1,500       1,506
     5.500%, 02/15/06                   1,000       1,101

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
   FNMA Discount Note (C)
     1.220%, 06/04/03                 $ 2,000    $  2,000
     1.170%, 06/05/03                   5,000       5,000
     1.190%, 07/16/03                   2,000       1,997
   SLMA, MTN (B)
     1.571%, 08/27/04                   2,500       2,511
                                                 --------
Total U.S. Government Agency Obligations
     (Cost $64,199)                                64,501
                                                 --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (28.0%)
   FHLMC, Ser 1520 Cl H
     6.250%, 11/15/07                   2,122       2,175
   FHLMC, Ser 1629 Cl HA
     3.500%, 12/15/21                     181         183
   FHLMC, Ser 2368 Cl OB
     5.000%, 09/15/07                     543         543
   FHLMC, Ser 2435 Cl CA
     5.750%, 12/15/16                      26          26
   FHLMC, Ser 2447 Cl BA
     5.500%, 05/15/07                     290         293
   FHLMC, Ser 2453 Cl BA
     5.000%, 07/15/11                     379         381
   FHLMC, Ser 2485 Cl AF
     5.500%, 12/15/15                   1,535       1,585
   FHLMC, Ser 2485 Cl AH
     5.500%, 12/15/13                   1,172       1,189
   FHLMC, Ser 2497 Cl NM
     4.500%, 05/15/14                     961         987
   FHLMC, Ser 2497 Cl PA
     6.000%, 05/15/06                     820         820
   FHLMC, Ser 2508 Cl MF
     5.000%, 04/15/13                   1,619       1,669
   FHLMC, Ser 2542 Cl AG
     4.000%, 11/15/11                   1,865       1,913

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FHLMC, Ser 2542 Cl AP
     5.500%, 09/15/06                 $   248    $    248
   FHLMC, Ser 2542 CL DA
     5.500%, 03/15/05                   1,259       1,269
   FHLMC, Ser 2542 Cl DL
     4.500%, 05/15/11                   2,000       2,059
   FHLMC, Ser 2558 Cl BA
     5.000%, 05/15/11                   1,391       1,430
   FHLMC, Ser 2572 Cl LB
     5.000%, 04/15/16                   1,000       1,034
   FHLMC, Ser 2595 Cl AB
     5.000%, 02/15/14                   1,522       1,575
   FHLMC, Ser 2595 Cl BM
     3.500%, 12/15/17                   2,126       2,147
   FHLMC, Ser M80812
     4.500%, 04/01/10                   2,494       2,567
   FHLMC, Ser M90803
     4.500%, 03/01/08                   2,428       2,522
   FHLMC, Ser M90814
     4.000%, 05/01/08                   2,375       2,442
   FNMA, Ser 43 Cl H
     6.500%, 12/25/07                     442         455
   FNMA, Ser 701045
     3.532%, 04/01/33                   1,996       2,056
   FNMA, Ser 9 Cl UA
     4.000%, 11/25/16                   1,750       1,783
                                                 --------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $33,237)                      33,351
                                                 --------

--------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (F)         1,293,000    $  1,293
                                                 --------
Total Short-Term Investment
     (Cost $1,293)                                  1,293
                                                 --------
CASH EQUIVALENTS (4.2%)
   Dreyfus Government Cash
     Management Fund                2,500,000       2,500
   Federated U.S. Government
     Fund                           2,500,000       2,500
                                                 --------
Total Cash Equivalents
     (Cost $5,000)                                  5,000
                                                 --------
REPURCHASE AGREEMENTS (7.9%)
   Merrill Lynch
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $4,616,700 (collateralized by
     U.S. Government obligations:
     total market value
     $4,709,114) (D)                  $ 4,616       4,616
   UBS Paine Webber
     1.295% dated 05/30/03,  mature
     06/02/03,  repurchase  price
     $4,826,106 (collateralized by
     U.S. Government obligations:
     total market value $4,922,903) (D) 4,826       4,826
                                                 --------
Total Repurchase Agreements
     (Cost $9,442)                                  9,442
                                                 --------
Total Investments (105.5%)
     (Cost $125,165)                              125,581
                                                 --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND

--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.5%)
Payable Upon Return of Securities Loaned         $ (1,293)
Investment Advisory Fees Payable                      (10)
Administration Fees Payable                            (6)
Custodian Fees Payable                                 (1)
Distribution Fees Payable                              (3)
Other Assets and Liabilities, Net                  (5,233)
                                                 --------
Total Other Assets and Liabilities                 (6,546)
                                                 --------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 47,304,951 outstanding shares
   of beneficial interest                          95,026
Fund Shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 2,373,143 outstanding shares
   of beneficial interest                          23,754
Distributions in excess of net investment income       (3)
Accumulated net realized loss on investment          (158)
Net unrealized appreciation on investment             416
                                                 --------
Total Net Assets (100.0%)                        $119,035
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($95,276,823 / 47,304,951 shares)                $2.01
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares
   ($23,758,584 / 2,373,143 shares)                $10.01
                                                 ========

THE FUND INVESTS IN SECURITIES WHOSE VALUE IS DERIVED FROM AN UNDERLYING POOL OF MORTGAGES OR CONSUMER LOANS. PREPAYMENT OF THESE LOANS SHORTENS THE STATED MATURITY OF THESE RESPECTIVE OBLIGATIONS AND MAY RESULT IN A LOSS OF PREMIUM, IF ANY HAS BEEN PAID. ESTIMATES OF SUCH PREPAYMENTS ARE USED TO CALCULATE EXPECTED MATURITY DATES AND THE FUND'S AVERAGE DURATION.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 30.

--------------------------------------------------------------------------------




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (19.9%)
   FHLB
     1.650%, 01/02/04                $125,000  $  125,000
     1.400%, 03/05/04                  35,000      35,000
     1.400%, 04/02/04                  35,000      35,000
     1.400%, 05/10/04                  50,000      50,000
     1.290%, 04/13/04                  50,000      50,000
   FHLB, Ser J803
     1.650%, 06/03/03                  45,000      45,000
   FHLMC Discount Notes (C)
     1.990%, 06/30/03                  35,000      34,944
     1.200%, 12/29/03                  55,000      54,584
     1.200%, 03/25/04                  25,000      24,752
   FNMA Discount Notes (C)
     1.220%, 08/01/03                  35,000      34,927
     1.230%, 08/20/03                  35,000      34,904
     1.270%, 12/18/03                  40,000      39,718
     1.220%, 01/23/04                  30,000      29,760
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $593,589)                              593,589
                                               ----------
COMMERCIAL PAPER (18.2%)
ASSET-BACKED (7.7%)
   Atlantis One Funding (C)
     1.200%, 08/22/03                  35,000      34,904
   Ciesco (C)
     1.240%, 06/18/03                  30,000      29,982
     1.230%, 07/11/03                  25,000      24,966
   Dorada Finance, MTN (C)
     1.200%, 08/26/03                  20,000      19,943
   Edison Asset (C)
     1.200%, 08/22/03                  25,000      24,932
   Sigma Finance, MTN (C)
     1.200%, 08/29/03                  20,000      19,941
   Starfish Global (C)
     1.240%, 06/11/03                  55,000      54,981
     1.260%, 07/21/03                  20,000      19,965
                                               ----------
                                                  229,614
                                               ----------

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL BANKS (3.3%)
   UBS Finance (C)
     1.225%, 06/10/03                $100,000  $   99,969
                                               ----------
CONSUMER PRODUCTS (1.3%)
   Johnson & Johnson (C)
     1.200%, 07/24/03                  40,000      39,929
                                               ----------
FINANCE (5.9%)
   Diageo Capital PLC (C)
     2.080%, 07/07/03                  75,000      74,847
   Exxon Imperial (C)
     1.200%, 06/10/03                  50,000      49,985
   General Electric Capital (C)
     1.230%, 06/05/03                  50,000      49,993
                                               ----------
                                                  174,825
                                               ----------
Total Commercial Paper
     (Cost $544,337)                              544,337
                                               ----------
CORPORATE OBLIGATIONS (9.3%)
COMMERCIAL BANKS (3.5%)
   Branch Banking & Trust (B)
     1.260%, 01/26/04                  55,000      55,000
   First Tennessee Bank, Ser CD (B)
     1.240%, 01/14/04                  50,000      50,000
                                               ----------
                                                  105,000
                                               ----------
FINANCE (5.0%)
   Beta Finance, MTN (A) (B)
     1.236%, 01/07/04                  50,000      50,000
   Dorada Finance, MTN (A) (B)
     1.241%, 11/28/03                  50,000      50,000
   Sigma Finance, MTN (A) (B)
     1.256%, 12/03/03                  50,000      50,000
                                               ----------
                                                  150,000
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                        FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (0.8%)
   Bear Stearns, Ser B, MTN (B)
     1.775%, 04/16/04                $ 25,000  $   25,058
                                               ----------
Total Corporate Obligations
     (Cost $280,058)                              280,058
                                               ----------
CERTIFICATES OF DEPOSIT (4.0%)
   Branch Banking & Trust
     1.240%, 06/06/03                  55,000      55,000
   First Tennessee Bank, Ser CD
     1.250%, 06/04/03                  35,000      35,000
     1.210%, 08/06/03                  30,000      30,000
                                               ----------
Total Certificates of Deposit
     (Cost $120,000)                              120,000
                                               ----------
TAXABLE MUNICIPAL BONDS (10.5%)
   Alaska State, Housing Finance
     Agency, Ser C, RB, MBIA (B)
     1.300%, 12/01/32                  48,700      48,700
   California State, Housing Finance
     Agency, Home Mortgage,
     Ser H, RB, FSA (B)
     1.450%, 02/01/17                  54,400      54,400
   California State, Housing Finance
     Agency, Home Mortgage,
     Ser H, RB, MBIA (B)
     1.280%, 08/01/19                  13,820      13,820
   California State, Housing Finance
     Agency, Home Mortgage,
     Ser P, RB, FSA (B)
     1.300%, 08/01/29                  36,500      36,500
   Illinois State, Student Assistance
     Community, Ser B, RB
     (LOC: Bank One) (B)
     1.330%, 05/01/10                  22,900      22,900

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                  (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS--CONTINUED
   Illinois State, Student Assistance
     Community, Ser D, RB
     (LOC: Bank of America) (B)
     1.330%, 09/01/23                $ 40,000  $   40,000
   New Jersey, Economic
     Development Pension Funding
     1.310%, 02/15/29                  40,000      40,000
   New York City, Housing
     Development, Chelsea
     Centro Project, RB
     (LOC: Bayerische
     Landesbank) (B)
     1.310%, 06/01/33                  28,500      28,500
   Newport News, Virginia, Economic
     Development Authority,
     Shipbuilding Project, Ser A, RB
     (LOC: First Union
     National Bank) (B)
     1.370%, 07/01/31                   4,720       4,720
   Newport News, Virginia, Economic
     Development Authority,
     Shipbuilding Project, Ser B, RB
     (LOC: First Union
     National Bank) (B)
     1.320%, 07/01/31                  23,780      23,780
                                               ----------
Total Taxable Municipal Bonds
     (Cost $313,320)                              313,320
                                               ----------
CASH EQUIVALENTS (9.4%)
   Dreyfus Cash Management
     Plus Fund                    140,000,000     140,000
   Federated Prime Value Money
     Market Fund                  140,000,000     140,000
                                               ----------
Total Cash Equivalents
     (Cost $280,000)                              280,000
                                               ----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (28.6%)
   ABN Amro
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $200,983,367 (collateralized by
     U.S. Government obligations:
     total market value
     $204,981,085)                   $200,962  $  200,962
   Bear Stearns
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $53,809,614 (collateralized by
     U.S. Government obligations:
     total market value $54,880,921)   53,804      53,804
   Banque Nationale de Paris
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $123,472,996 (collateralized by
     U.S. Government obligations:
     total market value $125,929,204) 123,460     123,460
   Lehman Brothers
     1.265% dated 05/30/03, matures
     06/02/03, repurchase price
     $75,450,622 (collateralized by
     U.S. Government obligations:
     total market value $76,953,809)   75,443      75,443
   Merrill Lynch
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $124,227,494 (collateralized by
     U.S. Government obligations:
     total market value $126,700,651) 124,214     124,214

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   UBS Paine Webber
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $275,090,701 (collateralized by
     U.S. Government obligations:
     total market value
     $280,562,456)                   $275,061  $  275,061
                                               ----------
Total Repurchase Agreements
     (Cost $852,944)                              852,944
                                               ----------
Total Investments (99.9%)
     (Cost $2,984,248)                          2,984,248
                                               ----------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                     (442)
Administration Fees Payable                          (155)
Custodian Fees Payable                                (22)
Transfer Agent Shareholder
   Servicing Fees Payable                              (7)
Other Assets and Liabilities, Net                   2,128
                                               ----------
Total Other Assets and Liabilities                  1,502
                                               ----------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,985,737,090 outstanding shares
   of beneficial interest                       2,985,737
Accumulated net realized gain on investments           13
                                               ----------
Total Net Assets (100.0%)                      $2,985,750
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($2,985,749,744 / 2,985,737,090 shares)          $1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 30.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2003




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (37.4%)
   FFCB
     1.161%, 06/10/03                $ 60,000  $   60,000
   FHLB Discount Notes (C)
     1.220%, 06/17/03                  20,000      19,989
     1.230%, 08/08/03                  20,000      19,954
     1.230%, 04/16/04                  10,000       9,892
   FHLB, Ser AK04
     1.650%, 01/02/04                  35,000      35,000
   FHLB, Ser J803
     1.650%, 06/03/03                  25,000      25,000
   FHLB, Ser KF04
     1.300%, 04/12/04                  25,000      25,000
   FHLB, Ser NI04
     1.400%, 05/10/04                  25,000      25,000
   FHLB, Ser QD04
     1.300%, 06/07/04                  15,000      15,000
   FHLMC Discount Notes (C)
     1.840%, 07/17/03                  20,000      19,953
     1.300%, 11/14/03                  15,000      14,910
     1.380%, 12/04/03                  25,000      24,826
     1.210%, 01/26/04                  10,000       9,920
     1.217%, 02/26/04                  10,000       9,906
   FNMA Discount Notes (C)
     1.900%, 06/27/03                  25,000      24,966
     1.120%, 10/01/03                  25,000      24,905
   SLMA
     1.191%, 11/20/03                  25,000      25,000
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $389,221)                              389,221
                                               ----------


--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (62.6%)
   ABN Amro
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $207,357,922 (collateralized by
     U.S. Government obligations:
     total market value
     $211,482,805)                   $207,336  $  207,336
   Bear Stearns
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $41,487,813 (collateralized by
     U.S. Government obligations:
     total market value $42,314,681)   41,483      41,483
   Banque Nationale de Paris
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $50,378,090 (collateralized by
     U.S. Government obligations:
     total market value $51,381,237)   50,373      50,373
   Lehman Brothers
     1.265% dated 05/30/03, matures
     06/02/03, repurchase price
     $41,562,438 (collateralized by
     U.S. Government obligations:
     total market value $42,391,641)   41,558      41,558
   Merrill Lynch
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $49,847,867 (collateralized by
     U.S. Government obligations:
     total market value $50,840,644)   49,842      49,842

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Morgan Stanley
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $35,016,691 (collateralized by
     U.S. Government obligations:
     total market value $35,714,237) $ 35,013  $   35,013
   UBS Paine Webber
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $225,276,681 (collateralized by
     U.S. Government obligations:
     total market value $229,761,791) 225,252     225,252
                                               ----------
Total Repurchase Agreements
     (Cost $650,857)                              650,857
                                               ----------
Total Investments (100.0%)
     (Cost $1,040,078)                          1,040,078
                                               ----------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fees Payable                     (163)
Administration Fees Payable                           (45)
Custodian Fees Payable                                 (7)
Transfer Agent Shareholder
   Servicing Fees Payable                              (2)
Other Assets and Liabilities, Net                     205
                                               ----------
Total Other Assets and Liabilities                    (12)
                                               ----------

--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 1,040,066,300 outstanding shares
   of beneficial interest                      $1,040,066
                                               ----------
Total Net Assets (100.0%)                      $1,040,066
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($1,040,066,226 / 1,040,066,300 shares)          $1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 30.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003




CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (30.3%)
   U.S. Treasury Bills (C)
     1.140%, 06/19/03                $175,000  $  174,900
     1.190%, 06/26/03                 250,000     249,795
   U.S. Treasury Notes
     4.250%, 11/15/03                 150,000     151,862
     3.000%, 11/30/03                  15,000      15,109
                                               ----------
Total U.S. Treasury Obligations
     (Cost $591,666)                              591,666
                                               ----------
REPURCHASE AGREEMENTS (69.8%)
   ABN Amro
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $373,675,448 (collateralized by
     U.S. Treasury obligations: total
     market value $381,111,423) (D)   373,638     373,638
   Bear Stearns
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $58,833,073 (collateralized by
     U.S. Treasury obligations: total
     market value $62,699,431) (D)     58,827      58,827
   Banque Nationale de Paris
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $87,556,026 (collateralized by
     U.S. Treasury obligations: total
     market value $89,298,855) (D)     87,547      87,547
   CitiGroup
     1.175% dated 05/30/03, matures
     06/02/03, repurchase price
     $80,470,531 (collateralized by
     U.S. Treasury obligations: total
     market value $82,108,879) (D)     80,463      80,463

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS--CONTINUED
   Deutsche Bank
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $73,951,933 (collateralized by
     U.S. Treasury obligations: total
     market value $75,423,660) (D)   $ 73,945  $   73,945
   Dresdner Bank
     1.185% dated 05/30/03, matures
     06/02/03, repurchase price
     $76,966,136 (collateralized by
     U.S. Treasury obligations: total
     market value $78,502,258) (D)     76,959      76,959
   Greenwich Capital
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $58,763,901 (collateralized by
     U.S. Treasury obligations: total
     market value $59,938,282) (D)     58,758      58,758
   JP Morgan Chase
     1.185% dated 05/30/03, matures
     06/02/03, repurchase price
     $31,652,564 (collateralized by
     U.S. Treasury obligations: total
     market value $32,286,066) (D)     31,649      31,649
   Lehman Brothers
     1.175% dated 05/30/03, matures
     06/02/03, repurchase price
     $73,148,894 (collateralized by
     U.S. Treasury obligations: total
     market value $74,605,308) (D)     73,142      73,142
   Merrill Lynch
     1.155% dated 05/30/03, matures
     06/02/03, repurchase price
     $35,023,813 (collateralized by
     U.S. Treasury obligations: total
     market value $35,721,097) (D)     35,020      35,020

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Morgan Stanley
     1.175% dated 05/30/03, matures
     06/02/03, repurchase price
     $37,190,754 (collateralized by
     U.S. Treasury obligations: total
     market value $37,931,072) (D)   $ 37,187  $   37,187
   UBS Paine Webber
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $374,724,119 (collateralized by
     U.S. Treasury obligations: total
     market value $382,182,602) (D)   374,686     374,686
                                               ----------
Total Repurchase Agreements
     (Cost $1,361,821)                          1,361,821
                                               ----------
Total Investments (100.1%)
     (Cost $1,953,487)                          1,953,487
                                               ----------
OTHER ASSETS AND LIABILITIES (-0.1%)
Investment Advisory Fees Payable                     (306)
Administration Fees Payable                           (88)
Custodian Fees Payable                                (14)
Shareholder Servicing Fees Payable                   (230)
Transfer Agent Shareholder
   Servicing Fees Payable                              (4)
Other Assets and Liabilities, Net                    (595)
                                               ----------
Total Other Assets and Liabilities                 (1,237)
                                               ----------

--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 653,174,000 outstanding shares
   of beneficial interest                      $  653,174
Fund Shares of the Corporate Trust Shares
   (unlimited authorization -- no par value)
   based on 1,298,447,406 outstanding shares
   of beneficial interest                       1,298,447
Undistributed net investment income                     4
Accumulated net realized gain
   on investments                                     625
                                               ----------
Total Net Assets (100.0%)                      $1,952,250
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($653,340,356 / 653,174,000 shares)              $1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares
   ($1,298,909,388 / 1,298,447,406 shares)          $1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 30.

--------------------------------------------------------------------------------





                 KEY TO ABBREVIATIONS AND FOOTNOTES USED IN THE
                            STATEMENTS OF NET ASSETS



        Cl      Class
        FFCB    Federal Farm Credit Bank
        FHLB    Federal Home Loan Bank
        FHLMC   Federal Home Loan Mortgage Corporation
        FNMA    Federal National Mortgage Association
        FSA     Security insured by Financial Security Assurance
        LOC     Letter of Credit
        LP      Limited Partnership
        MBIA    Security insured by the Municipal Bond Insurance
                Association
        MTN     Medium Term Note
        PLC     Public Limited Company
        RB      Revenue Bond
        Ser     Series
        SLMA    Student Loan Marketing Association
        (A)     Securities sold within terms of a private placement
                memorandum, exempt from registration under section
                144a of the Securities Act of 1993, as amended, and may be sold only to dealers in that program or other
                "accredited investors".
        (B)     Adjustable Rate Security. The rate reported on the
                Statement of Net Assets is the rate in effect on May
                31, 2003. Demand and interest rate reset features give these securities a shorter effective maturity date.
        (C)     Rate shown is the effective yield at the date of
                purchase.
        (D)     Tri-Party Repurchase Agreement
        (E)     This security or a partial position of this security
                is on loan at May 31, 2003 (See Note 8 in the Notes to Financial Statements). The total value of securities on loan at May 31, 2003 was $646,680, $3,070,935,
                $1,254,226 for the Institutional Short-Term Bond Fund,
                Institutional Super Short Income Plus Fund and
                Institutional U.S. Government Super Short Income Plus
                Fund, respectively.
        (F)     This security was purchased with cash collateral held
                from securities lending (See Note 8 in the Notes to Financial Statements).

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 2003


                                                                          CLASSIC                                          CLASSIC
                                                          CLASSIC      INSTITUTIONAL       CLASSIC          CLASSIC    INSTITUTIONAL
                                          CLASSIC      INSTITUTIONAL  U.S. GOVERNMENT  INSTITUTIONAL    INSTITUTIONAL  U.S. TREASURY
                                       INSTITUTIONAL    SUPER SHORT   SECURITIES SUPER CASH MANAGEMENT U.S. GOVERNMENT   SECURITIES
                                         SHORT-TERM        INCOME      SHORT INCOME     MONEY MARKET    SECURITIES MONEY    MONEY
                                         BOND FUND       PLUS FUND       PLUS FUND           FUND         MARKET FUND    MARKET FUND
                                       -------------   -------------  ---------------- --------------- ----------------- -----------
Income:
   Interest Income                         $  537          $2,294          $1,404          $53,871          $17,325         $30,265
   Net Income from Securities Lending          14               6               4               --               --              --
                                           ------          ------          ------          -------          -------         -------
   Total Income                               551           2,300           1,408           53,871           17,325          30,265
                                           ------          ------          ------          -------          -------         -------
Expenses:
   Investment Advisory Fees                   116             541             284            6,350            2,100           4,027
   Administration Fees                         13              75              49            2,188              723           1,388
   Shareholder Service Fees -
     Institutional Shares                      48             230             174               --               --              --
   Shareholder Service Fees -
     Corporate Trust Shares                    --              --              --               --               --           2,928
   Shareholder Service Fees - Trust
     Shares                                    --              41              --               --               --              --
   Distribution Fees - Flex Shares             --              --               5               --               --              --
   Custody Fees                                 1               4               2               71               24              45
   Transfer Agent Shareholder
     Servicing Fees                             1               3               2               86               28              55
   Transfer Agent Fees - Institutional
     Shares                                    15              15              15               16               16              16
   Transfer Agent Fees -
     Corporate Trust Shares                    --              --              --               --               --              16
   Transfer Agent Fees - Trust Shares          --              11              --               --               --              --
   Transfer Agent Fees - Flex Shares           --              --               2               --               --              --
   Transfer Agent
     Out of Pocket Expenses                    --               3               2               82               15              60
   Printing Fees                                1               6               3               73               27              48
   Professional Fees                            1               5               3               95               32              61
   Trustee Fees                                --               1              --               31               10              20
   Registration Fees                           --               1               2              111               33              68
   Insurance and Other Fees                     1               3               2               --               --              17
                                           ------          ------          ------          -------          -------         -------
   Total Expenses                             197             939             545            9,103            3,008           8,749
                                           ------          ------          ------          -------          -------          -------
   Less: Investment Advisory Fees Waived      (48)           (325)           (198)            (857)             (92)           (282)
         Administration Fees Waived            --              --              --             (328)            (177)           (324)
         Shareholder Service Fees Waived -
           Institutional Shares               (48)           (230)           (174)              --               --              --
         Shareholder Service Fees Waived -
           Trust Shares                        --              (8)             --               --               --              --
         Distribution Fees Waived -
           Flex Shares                         --              --              (2)              --               --              --
         Transfer Agent Fees Waived -
           Flex Shares                         --              --              (2)              --               --              --
                                           ------          ------          ------          -------          -------         -------
    Net Expenses                              101             376             169            7,918            2,739           8,143
                                           ------          ------          ------          -------          -------         -------
Net Investment Income                         450           1,924           1,239           45,953           14,586          22,122
                                           ------          ------          ------          -------          -------         -------
Net Realized Gain on Securities Sold          392              73             192               13               --             900
Net Change in Unrealized
   Appreciation on Investments                291             929             356               --               --              --
                                           ------          ------          ------          -------          -------         -------
Increase in Net Assets Resulting
   from Operations                         $1,133          $2,926          $1,787          $45,966          $14,586         $23,022
                                           ======          ======          ======          =======          =======         =======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31,

                                                                                                             CLASSIC INSTITUTIONAL
                                                                            CLASSIC INSTITUTIONAL              U.S. GOVERNMENT
                                           CLASSIC INSTITUTIONAL                SUPER SHORT                 SECURITIES SUPER SHORT
                                           SHORT-TERM BOND FUND               INCOME PLUS FUND                 INCOME PLUS FUND
                                      ----------------------------      ----------------------------      --------------------------
                                       06/01/02-       05/14/02*-        06/01/02-      04/15/02**-        06/01/02-   04/11/02***-
                                       05/31/03         05/31/02         05/31/03         05/31/02         05/31/03       05/31/02
                                      ----------      ------------      -----------    -------------      ----------   -------------
Operations:
  Net Investment Income                  $   450          $    18         $  1,924         $     68         $  1,239        $    56
  Net Realized Gain (Loss) on
    Investments                              392               --               73               --              192             (5)
  Net Change in Unrealized
    Appreciation on Investments              291               52              929               30              356             60
                                         -------          -------         --------         --------         --------        -------
  Increase in Net Assets from
    Operations                             1,133               70            2,926               98            1,787            111
                                         -------          -------         --------         --------         --------        -------
Dividends and Distributions to
    Shareholders:
  Net Investment Income:
    Institutional Shares                    (450)             (18)          (1,869)             (72)          (1,504)           (62)
    Corporate Trust Shares                    --               --               --               --               --             --
    Trust Shares                              --               --             (264)              --               --             --
    Flex Shares                               --               --               --               --              (16)            --
Capital Gains:
    Institutional Shares                    (268)              --              (14)              --              (61)            --
    Corporate Trust Shares                    --               --               --               --               --             --
    Trust Shares                              --               --               (1)              --               --             --
                                         -------          -------         --------         --------         --------        -------
    Total Dividends and Distributions       (718)             (18)          (2,148)             (72)          (1,581)           (62)
                                         -------          -------         --------         --------         --------        -------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued           11,283           16,107          190,846           55,308          123,870         32,057
    Reinvestment of Cash Distributions       450               18              125                8              919             32
    Cost of Shares Repurchased            (7,547)              (1)         (78,814)         (21,612)         (57,852)        (4,000)
                                         -------          -------         --------         --------         --------        -------
  Increase (Decrease) in Net Assets
    from Institutional Share
    Transactions                           4,186           16,124          112,157           33,704           66,937         28,089
                                         -------          -------         --------         --------         --------        -------
  Corporate Trust Shares:
    Proceeds from Shares Issued               --               --               --               --               --             --
    Cost of Shares Repurchased                --               --               --               --               --             --
                                         -------          -------         --------         --------         --------        -------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share
    Transactions                              --               --               --               --               --             --
                                         -------          -------         --------         --------         --------        -------
Trust Shares (2):
    Proceeds from Shares Issued               --               --           76,338               --               --             --
    Reinvestment of Cash Distributions        --               --               35               --               --             --
    Cost of Shares Repurchased                --               --           (6,651)              --               --             --
                                         -------          -------         --------         --------         --------        -------
  Increase in Net Assets
    from Trust Share Transactions             --               --           69,722               --               --             --
                                         -------          -------         --------         --------         --------        -------
Flex Shares (3):
    Proceeds from Shares Issued               --               --               --               --           25,108             --
    Reinvestment of Cash Distributions        --               --               --               --               14             --
    Cost of Shares Repurchased                --               --               --               --           (1,368)            --
                                         -------          -------         --------         --------         --------        -------
  Increase in Net Assets
    from Flex Share Transactions              --               --               --               --           23,754             --
                                         -------          -------         --------         --------         --------        -------
    Increase (Decrease) in Net Assets
      from Share Transactions              4,186           16,124          181,879           33,704           90,691         28,089
                                         -------          -------         --------         --------         --------        -------
      Total Increase (Decrease)
       in Net Assets                       4,601           16,176          182,657           33,730           90,897         28,138
                                         -------          -------         --------         --------         --------        -------
Net Assets:
    Beginning of Period                   16,176               --           33,730               --           28,138             --
                                         -------          -------         --------         --------         --------        -------
    End of Period                        $20,777          $16,176         $216,387         $ 33,730         $119,035        $28,138
                                         =======          =======         ========         ========         ========        =======

  * Commenced operations on May 14, 2002.
 ** Commenced operations on April 15, 2002.
*** Commenced operations on April 11, 2002.
(1) See Note 6 in the Notes to Financial Statements for additional information.
(2) The STI Classic Institutional Super Short Income Plus Fund Trust Shares commenced operations on October 3, 2002.
(3) The STI Classic Institutional U.S. Government Securities Super Short Income Plus Flex Shares commenced operations on April 16, 2003.

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------


                                            CLASSIC INSTITUTIONAL          CLASSIC INSTITUTIONAL           CLASSIC INSTITUTIONAL
                                               CASH MANAGEMENT                U.S. GOVERNMENT                  U.S. TREASURY
                                              MONEY MARKET FUND        SECURITIES MONEY MARKET FUND    SECURITIES MONEY MARKET FUND
                                         --------------------------   -----------------------------   -----------------------------
                                           06/01/02-     06/01/01-      06/01/02-        06/01/01-      06/01/02-        06/01/01-
                                           05/31/03      05/31/02       05/31/03         05/31/02       05/31/03         05/31/02
                                         ------------  ------------   ------------     ------------   ------------     ------------
Operations:
  Net Investment Income                     $  45,953   $    89,408    $    14,586      $    24,827    $    22,122      $    48,439
  Net Realized Gain (Loss) on Investments          13             3             --               --            900              870
  Net Change in Unrealized
    Appreciation on Investments                    --            --             --               --             --               --
                                         ------------  ------------   ------------     ------------   ------------     ------------
  Increase in Net Assets from Operations       45,966        89,411         14,586           24,827         23,022           49,309
                                         ------------  ------------   ------------     ------------   ------------     ------------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares                      (45,956)      (89,408)       (14,586)         (24,874)        (6,751)         (11,535)
    Corporate Trust Shares                         --            --             --               --        (15,371)         (36,903)
    Trust Shares                                   --            --             --               --             --               --
    Flex Shares                                    --            --             --               --             --               --
Capital Gains:
    Institutional Shares                           --            --             --               --           (290)              --
    Corporate Trust Shares                         --            --             --               --           (844)              --
    Trust Shares                                   --            --             --               --             --               --
                                         ------------  ------------   ------------     ------------   ------------     ------------
    Total Dividends and Distributions         (45,956)      (89,408)       (14,586)         (24,874)       (23,256)         (48,438)
                                         ------------  ------------   ------------     ------------   ------------     ------------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued             8,275,886     8,269,151      2,229,173        3,594,311      3,267,354        2,490,341
    Reinvestment of Cash Distributions         28,135        58,908          4,993            8,617          5,216            8,459
    Cost of Shares Repurchased             (8,727,887)   (8,147,856)    (2,219,814)      (3,473,356)    (3,170,785)      (2,527,626)
                                         ------------  ------------   ------------     ------------   ------------     ------------
  Increase (Decrease) in Net Assets
    from Institutional Share
    Transactions                             (423,866)      180,203         14,352          129,572        101,785          (28,826)
                                         ------------  ------------   ------------     ------------   ------------     ------------
  Corporate Trust Shares:
    Proceeds from Shares Issued                    --            --             --               --      3,516,733        3,633,178
    Cost of Shares Repurchased                     --            --             --               --     (4,022,699)      (3,132,415)
                                         ------------  ------------   ------------     ------------   ------------     ------------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share
    Transactions                                   --            --             --               --       (505,966)         500,763
                                         ------------  ------------   ------------     ------------   ------------     ------------
Trust Shares (2):
    Proceeds from Shares Issued                    --            --             --               --             --               --
    Reinvestment of Cash Distributions             --            --             --               --             --               --
    Cost of Shares Repurchased                     --            --             --               --             --               --
                                         ------------  ------------   ------------     ------------   ------------     ------------
  Increase in Net Assets
    from Trust Share Transactions                 --            --             --               --             --               --
                                         ------------  ------------   ------------     ------------   ------------     ------------
Flex Shares (3):
    Proceeds from Shares Issued                    --            --             --               --             --               --
    Reinvestment of Cash Distributions             --            --             --               --             --               --
    Cost of Shares Repurchased                     --            --             --               --             --               --
                                         ------------  ------------   ------------     ------------   ------------     ------------
  Increase in Net Assets
    from Flex Share Transactions                   --            --             --               --             --               --
                                         ------------  ------------   ------------     ------------   ------------     ------------
    Increase (Decrease) in Net Assets
      from Share Transactions                (423,866)      180,203         14,352          129,572       (404,181)         471,937
                                         ------------  ------------   ------------     ------------   ------------     ------------
      Total Increase (Decrease)
       in Net Assets                         (423,856)      180,206         14,352          129,525       (404,415)         472,808
                                         ------------  ------------   ------------     ------------   ------------     ------------
Net Assets:
    Beginning of Period                     3,409,606     3,229,400      1,025,714          896,189      2,356,665        1,883,857
                                         ------------  ------------   ------------     ------------   ------------     ------------
    End of Period                         $ 2,985,750   $ 3,409,606    $ 1,040,066      $ 1,025,714    $ 1,952,250      $ 2,356,665
                                         ============  ============   ============     ============   ============     ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                         NET ASSET                 NET REALIZED                     DIVIDENDS       DISTRIBUTIONS
                           VALUE,         NET     AND UNREALIZED                      FROM              FROM             TOTAL
                       BEGINNING OF   INVESTMENT  GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT      REALIZED       DIVIDENDS AND
                           PERIOD       INCOME    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS    DISTRIBUTIONS
                       ------------   ----------  --------------    ----------    --------------    --------------   -------------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2003           $10.03        $0.24         $ 0.36          $0.60           $(0.24)           $(0.15)         $(0.39)
           2002 (A)        10.00         0.01           0.03           0.04            (0.01)               --           (0.01)

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003           $ 2.00        $0.04         $ 0.02          $0.06           $(0.04)               --*         $(0.04)
           2002 (B)         2.00         0.01             --           0.01            (0.01)               --           (0.01)
Trust Shares
           2003 (C)       $ 2.02        $0.02         $(0.01)         $0.01           $(0.02)               --*         $(0.02)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003           $ 2.00        $0.04         $ 0.01          $0.05           $(0.04)               --*         $(0.04)
           2002 (D)         2.00         0.01             --           0.01            (0.01)               --           (0.01)
Flex Shares
           2003 (E)       $10.00        $0.02         $ 0.01          $0.03           $(0.02)               --          $(0.02)


  + Returns are for the period indicated and have not been annualized.
  * Amount represents less than $0.01 per share.
(A) Commenced operations on May 14, 2002. All ratios have been annualized.
(B) Commenced operations on April 15, 2002. All ratios have been annualized.
(C) Commenced operations on October 3, 2002. All ratios have been annualized.
(D) Commenced operations on April 11, 2002. All ratios have been annualized.
(E) Commenced operations on April 16, 2003. All ratios have been annualized. Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------



                                                                                         RATIO OF
                        NET ASSET               NET ASSETS,       RATIO OF NET        NET INVESTMENT
                       VALUE, END     TOTAL       END OF          EXPENSES TO           INCOME TO
                        OF PERIOD    RETURN+   PERIOD (000)    AVERAGE NET ASSETS   AVERAGE NET ASSETS
                       ----------    -------   ------------    ------------------   ------------------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2003           $10.24       6.08%      $ 20,777             0.52%                2.32%
           2002 (A)        10.03       0.41         16,176             0.57                 2.60

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003           $ 2.02       3.16%      $146,590             0.31%                1.84%
           2002 (B)         2.00       0.30         33,730             0.36                 2.44
Trust Shares
           2003 (C)       $ 2.01       0.64%      $ 69,797             0.57%                1.43%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003           $ 2.01       2.80%      $ 95,277             0.23%                1.76%
           2002 (D)         2.00       0.32         28,138             0.30                 2.42
Flex Shares
           2003 (E)       $10.01       0.27%      $ 23,758             0.47%                0.99%


                                                   RATIO OF
                             RATIO OF           NET INVESTMENT
                           EXPENSES TO            INCOME TO        PORTFOLIO
                       VAVERAGE NET ASSETS    AVERAGE NET ASSETS   TURNOVER
                        (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)     RATE
                       --------------------  -------------------   ---------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2003                 1.02%                1.82%            146%
           2002 (A)             1.07                 2.10              --

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003                 0.86%                1.29%             56%
           2002 (B)             0.91                 1.89              30
Trust Shares
           2003 (C)             0.92%                1.08%             56%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND Institutional Shares
           2003                 0.76%                1.23%             87%
           2002 (D)             0.83                 1.89              34
Flex Shares
           2003 (E)             1.06%                0.40%             87%





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                                     DISTRIBUTIONS        TOTAL
                                                 NET                                                     FROM           DIVIDENDS
                         NET ASSET VALUE,     INVESTMENT      TOTAL FROM       DIVIDENDS FROM          REALIZED            AND
                        BEGINNING OF PERIOD     INCOME        OPERATIONS    NET INVESTMENT INCOME    CAPITAL GAINS    DISTRIBUTIONS
                        -------------------   ----------      ----------    ---------------------    -------------    -------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2003                $1.00            $0.01            $0.01             $(0.01)                $--            $(0.01)
           2002                 1.00             0.03             0.03              (0.03)                 --             (0.03)
           2001                 1.00             0.06             0.06              (0.06)                 --             (0.06)
           2000                 1.00             0.05             0.05              (0.05)                 --             (0.05)
           1999*                1.00             0.02             0.02              (0.02)                 --             (0.02)
           For the years ended January 31:
           1999                 1.00             0.05             0.05              (0.05)                 --             (0.05)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2003                $1.00            $0.01            $0.01             $(0.01)                $--            $(0.01)
           2002                 1.00             0.03             0.03              (0.03)                 --             (0.03)
           2001                 1.00             0.06             0.06              (0.06)                 --             (0.06)
           2000                 1.00             0.05             0.05              (0.05)                 --             (0.05)
           1999*                1.00             0.02             0.02              (0.02)                 --             (0.02)
           For the years ended January 31:
           1999                 1.00             0.05             0.05              (0.05)                 --             (0.05)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2003                $1.00            $0.01            $0.01             $(0.01)                $--++          $(0.01)
           2002                 1.00             0.02             0.02              (0.02)                 --             (0.02)
           2001                 1.00             0.06             0.06              (0.06)                 --             (0.06)
           2000                 1.00             0.05             0.05              (0.05)                 --             (0.05)
           1999                 1.00             0.05             0.05              (0.05)                 --             (0.05)
Corporate Trust Shares
           2003                $1.00            $0.01            $0.01             $(0.01)                $--++          $(0.01)
           2002                 1.00             0.02             0.02              (0.02)                 --             (0.02)
           2001                 1.00             0.05             0.05              (0.05)                 --             (0.05)
           2000 (C)             1.00             0.05             0.05              (0.05)                 --             (0.05)


 + Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
++  Amount represents less than $0.01 per share.
 * For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.
(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.

--------------------------------------------------------------------------------



                                                                                                 RATIO OF
                         NET ASSET                      NET ASSETS,      RATIO OF NET         NET INVESTMENT
                        VALUE, END       TOTAL            END OF          EXPENSES TO           INCOME TO
                         OF PERIOD      RETURN+        PERIOD (000)   AVERAGE NET ASSETS    AVERAGE NET ASSETS
                        ----------      -------        ------------   ------------------    ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2003            $1.00         1.46%          $2,985,750           0.25%                 1.45%
           2002             1.00         2.68            3,409,606           0.25                  2.61
           2001             1.00         6.13            3,229,400           0.25                  5.91
           2000             1.00         5.56            2,311,685           0.25                  5.42
           1999*            1.00         1.58            1,888,483           0.25                  4.79
           For the years ended January 31:
           1999             1.00         5.46              884,490           0.23                  5.31

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2003            $1.00         1.40%          $1,040,066           0.26%                 1.39%
           2002             1.00         2.61            1,025,714           0.27                  2.49
           2001             1.00         5.98              896,189           0.26                  5.72
           2000             1.00         5.39              650,626           0.25                  5.27
           1999*            1.00         1.56              617,089           0.25                  4.73
           For the years ended January 31:
           1999             1.00         5.30              688,031           0.23                  5.18

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2003            $1.00         1.30%          $  653,340           0.26%                 1.23%
           2002             1.00         2.28              551,599           0.26                  2.25
           2001             1.00         5.74              580,227           0.27                  5.44
           2000             1.00         5.25              329,725           0.25                  5.17
           1999             1.00         4.97              283,525           0.20                  4.83
Corporate Trust Shares
           2003            $1.00         1.10%          $1,298,910           0.46%                 1.05%
           2002             1.00         2.08            1,805,066           0.46                  2.11
           2001             1.00         5.53            1,303,630           0.46                  5.38
           2000 (C)         1.00         5.02            1,138,541           0.45                  4.93


                                                  RATIO OF
                            RATIO OF           NET INVESTMENT
                           EXPENSES TO           INCOME TO
                        AVERAGE NET ASSETS   AVERAGE NET ASSETS
                        (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)
                        -------------------  -------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2003                0.29%                1.41%
           2002                0.29                 2.57
           2001                0.30                 5.86
           2000                0.30                 5.37
           1999*               0.35                 4.69
           For the years ended January 31:
           1999                0.35                 5.19

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B) Institutional Shares
           2003                0.29%                1.36%
           2002                0.30                 2.46
           2001                0.29                 5.69
           2000                0.29                 5.23
           1999*               0.36                 4.62
           For the years ended January 31:
           1999                0.36                 5.05

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2003                0.29%                1.20%
           2002                0.30                 2.21
           2001                0.30                 5.41
           2000                0.31                 5.11
           1999                0.47                 4.56
Corporate Trust Shares
           2003                0.49%                1.02%
           2002                0.50                 2.07
           2001                0.50                 5.34
           2000 (C)            0.49                 4.89


(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(C) Commenced operations on June 3, 1999. All ratios for the period have been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 41 funds as of May 31, 2003. The financial statements presented herein are those of the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with, procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity of the security and are included in interest income.

--------------------------------------------------------------------------------


     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated June 15, 1993, and last amended March 10, 2003.


Under terms of the agreement, the Funds are charged the following annual fees based upon average daily net assets:
                                                                MAXIMUM
                                                                 ANNUAL
                                                                ADVISORY
                                                                  FEE
                                                            --------------
Classic Institutional Short-Term Bond Fund                       0.60%
Classic Institutional Super Short Income
  Plus Fund                                                      0.50
Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund                                   0.40
Classic Institutional Cash Management
  Money Market Fund                                              0.20
Classic Institutional U.S. Government Securities
  Money Market Fund                                              0.20
Classic Institutional U.S. Treasury Securities
  Money Market Fund                                              0.20

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. The Administrator has voluntarily agreed to waive all or a portion of their fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution and Service Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Institutional, Corporate Trust, and Trust Shares of any Fund. With respect to the Flex Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund the Distributor receives 0.40%, pursuant to a Distribution and Service Plan.

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SHAREHOLDER SERVICING AGREEMENT -- The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank ("SunTrust") a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Funds. The Fund is currently paying the SunTrust an annual rate of 0.20%.

The Classic Institutional Short-Term Bond, Classic Institutional Super Short Income Plus, and Classic Institutional U.S. Government Securities Super Short Income Plus Funds have adopted a Shareholder Services Plan whereby each Fund pays SunTrust a monthly shareholder services fee at an annual rate of 0.25% of the average daily net assets of the Funds, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own shares of the Fund. Currently SunTrust is waiving its entire fee for the Institutional Shares, and a portion of the fee for the Trust Shares. These fee waivers are voluntary and may be terminated at any time.

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agent shareholder service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent.

CUSTODIAN AGREEMENT -- SunTrust Bank (the "Custodian") acts as custodian for the Funds. The custodian is paid on the basis of the net assets and transaction costs of the Funds. The custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

--------------------------------------------------------------------------------


The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the year ended May 31, 2003, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                                   FEES
                                                                ----------
Classic Institutional Super Short Income
   Plus Fund                                                     $  6,802
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund                                     4,929
Classic Institutional Cash Management Money
   Market Fund                                                    272,480
Classic Institutional U.S. Government Securities
   Money Market Fund                                              156,978
Classic Institutional U.S. Treasury Securities
   Money Market Fund                                              719,903

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust.

For the year ended May 31, 2003, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                                   FEES
                                                                ----------
Classic Institutional Cash Management
   Money Market Fund                                             $  196
Classic Institutional U.S. Government
   Securities Money Market Fund                                   1,019

4. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the period ended May 31, 2003, were as follows:
                                                         PURCHASES     SALES
                                                           (000)       (000)
                                                       ----------    ----------
Classic Institutional Short-Term
   Bond Fund                                              $12,982      $2,097
Classic Institutional Super Short
    Income Plus Fund                                       54,335       6,307
Classic Institutional U.S. Government
   Super Short Income Plus Fund                             2,498          --

The cost of purchases and proceeds from sales of U.S. Government securities were as follows:

                                                         PURCHASES     SALES
                                                           (000)       (000)
                                                       ----------    ----------
Classic Institutional Short-Term
   Bond Fund                                              $18,561     $21,722
Classic Institutional Super Short
   Income Plus Fund                                        41,750      17,174
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund                                               51,460      22,255

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent theses differences are permanent in nature, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses, the classification of short-term capital gains and ordinary income for tax purposes, and paydowns on mortgage-backed securities have been reclassified to/from the following accounts:

                                                      UNDISTRIBUTED  ACCUMULATED
                                                     NET INVESTMENT   REALIZED
                                                      INCOME/(LOSS)  GAIN/(LOSS)
                                                          (000)         (000)
                                                       -----------   -----------
Classic Institutional Super Short
   Income Plus Fund                                       $ 205       $ (205)
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund                                                278         (278)
Classic Institutional Cash Management
   Money Market Fund                                          3           (3)

The tax character of dividends and distributions paid during the periods ended May 31, 2003 and May 31, 2002 were as follows (000):

                                       ORDINARY INCOME           TOTALS
                                       2003       2002       2003       2002
                                     --------   --------   --------   --------
Classic Institutional
   Short-Term
   Bond Fund                            $ 718   $    18     $   718   $    18
Classic Institutional
   Super Short
   Income Plus Fund                     2,148        72       2,148        72
Classic Institutional
   U.S. Government
   Securities Super
   Short Income
   Plus Fund                            1,581        62       1,581        62
Classic Institutional Cash
   Management
   Money Market
   Fund                                45,956    89,408      45,956    89,408
Classic Institutional
   U.S. Government
   Securities Money
   Market Fund                         14,586    24,874      14,586    24,874
Classic Institutional
   U.S. Treasury
   Securities Money
   Market Fund                         23,256    48,438      23,256    48,438

--------------------------------------------------------------------------------


As of May 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):

                                   UNDISTRIBUTED       UNDISTRIBUTED        UNREALIZED             POST
                                     ORDINARY            LONG-TERM         APPRECIATION           OCTOBER
                                      INCOME           CAPITAL GAIN       (DEPRECIATION)          LOSSES
                                   -------------       -------------      --------------          -------
Classic Institutional Short-Term
   Bond Fund                           $ 124               $--                $343                  $--
Classic Institutional Super Short
   Income Plus Fund                       (4)               --                 959                 (151)
Classic Institutional U.S.
   Government Securities
   Super Short
   Income Plus Fund                       (3)               --                 416                 (158)
Classic Institutional Cash
   Management
   Money Market Fund                      13                --                  --                   --
Classic Institutional U.S. Treasury
   Securities Money
   Market Fund                           593                36                  --                   --

Amounts designated as "--" are either $0 or have been rounded to $0.


Post-October losses represent losses realized on investment transactions from November 1, 2002 through May 31, 2003, that in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

At May 31, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at May 31, 2003, were as follows:

                                                                  AGGREGATE       AGGREGATE
                                                     FEDERAL        GROSS           GROSS           NET
                                                       TAX        UNREALIZED      UNREALIZED     UNREALIZED
                                                      COST       APPRECIATION    DEPRECIATION   APPRECIATION
                                                      (000)         (000)           (000)           (000)
                                                   ----------    ------------    ------------   ------------
Classic Institutional Short-Term Bond Fund          $ 20,926        $  346          $ (3)          $ 343
Classic Institutional Super Short Income Plus Fund   217,545         1,031           (72)            959
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund                      125,165           450           (34)            416

--------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 2003


6. Capital Share Transactions:

Capital share transactions for the Funds were as follows (000):

                                          CLASSIC                      CLASSIC                      CLASSIC
                                       INSTITUTIONAL                INSTITUTIONAL                INSTITUTIONAL
                                        SHORT-TERM                   SUPER SHORT            U.S. GOVERNMENT SECURITIES
                                           BOND                      INCOME PLUS             SUPER SHORT INCOME PLUS
                                           FUND                         FUND                          FUND
                                ---------------------------  ----------------------------  -----------------------------
                                06/01/02 -       05/14/02*-  06/01/02 -       04/15/02**-  06/01/02 -       04/11/02***-
                                 05/31/03         05/31/02    05/31/03         05/31/02     05/31/03          05/31/02
                                ----------       ----------  ----------       -----------  ----------       ------------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued                   1,113            1,610      94,687            27,654      61,485            16,028
     Shares Issued in Lieu
       of Cash Distributions            44                2          62                 4         455                16
     Shares Redeemed                  (741)              --     (39,084)          (10,806)    (28,680)           (2,000)
                                ----------       ----------  ----------       -----------  ----------       -----------
     Net Institutional
       Share Transactions              416            1,612      55,665            16,852      33,260            14,044
                                ----------       ----------  ----------       -----------  ----------       -----------
   Trust Shares:
     Shares Issued                      --               --      37,979                --          --                --
     Shares Issued in Lieu of
       Cash Distributions               --               --          18                --          --                --
     Shares Redeemed                    --               --      (3,309)               --          --                --
                                ----------       ----------  ----------       -----------  ----------       -----------
     Net Trust
       Share Transactions               --               --      34,688                --          --                --
                                ----------       ----------  ----------       -----------  ----------       -----------
   Flex Shares:
     Shares Issued                      --               --          --                --       2,509                --
     Shares Issued in Lieu of
       Cash Distributions               --               --          --                --           1                --
     Shares Redeemed                    --               --          --                --        (137)               --
                                ----------       ----------  ----------       -----------  ----------       -----------
     Net Flex
       Share Transactions               --               --          --                --       2,373                --
                                ----------       ----------  ----------       -----------  ----------       -----------
     Net Change in Capital
       Shares                          416            1,612      90,353            16,852      35,633            14,044
                                ==========       ==========  ==========       ===========  ==========       ===========


  * Commenced operations on May 14, 2002.
 ** Commenced operations on April 15, 2002.
*** Commenced operations on April 11, 2002.

--------------------------------------------------------------------------------


                                         CLASSIC                      CLASSIC                        CLASSIC
                                      INSTITUTIONAL                INSTITUTIONAL                  INSTITUTIONAL
                                     CASH MANAGEMENT              U.S. GOVERNMENT                 U.S. TREASURY
                                      MONEY MARKET               SECURITIES MONEY               SECURITIES MONEY
                                          FUND                      MARKET FUND                    MARKET FUND
                                -------------------------    -------------------------     ---------------------------
                                06/01/02 -     06/01/01 -    06/01/02 -     06/01/01 -     06/01/02 -       06/01/01 -
                                 05/31/03       05/31/02      05/31/03       05/31/02       05/31/03         05/31/02
                                ----------     ----------    ----------     ----------     ----------       ----------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued               8,275,886      8,269,151     2,229,173      3,594,312      3,267,354        2,490,341
     Shares Issued in Lieu
       of Cash Distributions        28,135         58,908         4,993          8,616          5,216            8,459
     Shares Redeemed            (8,727,887)    (8,147,856)   (2,219,814)    (3,473,356)    (3,170,785)      (2,527,626)
                                ----------     ----------    ----------     ----------     ----------       ----------
   Net Institutional
     Share Transactions           (423,866)       180,203        14,352        129,572        101,785          (28,826)
                                ----------     ----------    ----------     ----------     ----------       ----------
   Corporate Trust Shares:
     Shares Issued                      --             --            --             --      3,516,733        3,633,178
     Shares Redeemed                    --             --            --             --     (4,022,699)      (3,132,415)
                                ----------     ----------    ----------     ----------     ----------       ----------
   Net Corporate Trust
     Share Transactions                 --             --            --             --       (505,966)         500,763
                                ----------     ----------    ----------     ----------     ----------       ----------
   Net Change in Capital
     Shares                       (423,866)       180,203        14,352        129,572       (404,181)         471,937
                                ==========     ==========    ==========     ==========     ==========       ==========

7. Concentrations/Risk:

The Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003




8. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust -- Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


To the Shareholders and Board of Trustees of STI Classic Funds:


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional U.S. Government Securities Super Short Income Plus Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (six of the funds constituting STI Classic Funds, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years (or periods) then ended and the financial highlights of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund for the year ended January 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included physical inspection of securities at May 31, 2003, provide a reasonable basis for our opinion. The financial highlights for each of the three years (or periods) ended May 31, 2001 were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those financial statements in their report dated July 18, 2001.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 24, 2003

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested" persons of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                        NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                       AND                 PRINCIPAL             IN STI CLASSIC
     NAME             POSITION(S)   LENGTH OF            OCCUPATION(S)               COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH      TIME                DURING PAST               OVERSEEN BY            HELD BY
   AND AGE1            THE TRUST     SERVED2                5 YEARS                BOARD MEMBER3        BOARD MEMBER4
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS5
-------------
Richard W. Courts, II,  Trustee       Since       Chairman of the Board, Atlantic       48         Current Trustee of STI
67                                  November,     Investment Company, 1970 to the                  Classic Variable Trust.
                                      2001        present.
------------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley, 61  Trustee       Since       Chairman of the Board; Haverty        48         Current Trustee of STI
                                    November,     Furniture Companies, 2001 to the                 Classic Variable Trust.
                                      2001        present; Partner, King and Spaulding
                                                  LLP (law firm), 1971 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher, 55    Trustee       Since       President, Genuine Parts Company      48         Director, National Service
                                    May, 2000     Wholesale Distribution, 1970 to the              Industries; Director, Oxford
                                                  present.                                         Industries. Current Trustee
                                                                                                   of STI Classic Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, 70    Trustee       Since       Retired.                              48         Current Trustee on the Board
                                    May, 1992                                                      Board of Trustees for the
                                                                                                   SEI Family of Funds, The
                                                                                                   Capitol Mutual Funds and
                                                                                                   STI Classic Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------
James O. Robbins, 60    Trustee       Since       President and Chief Executive         48         Director, NCR; Director,
                                    May, 2000     Officer, Cox Communications, Inc.,               Cox Communications,
                                                  1983 to the present.                             Current Trustee of STI
                                                                                                   Classic Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, 73  Trustee       Since       Retired.                              48         Trustee, W.K. Kellogg Trust.
                                    February,                                                      Current Trustee of STI
                                      1998                                                         Classic Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                         NUMBER OF
                                     OFFICE                                        PORTFOLIOS
                                      AND                  PRINCIPAL             IN STI CLASSIC
     NAME             POSITION(S)  LENGTH OF             OCCUPATION(S)               COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH     TIME                 DURING PAST               OVERSEEN BY            HELD BY
   AND AGE1            THE TRUST    SERVED2                 5 YEARS                BOARD MEMBER         BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
James R. Foggo, 38     President     Since       Vice President and Assistant          N/A                  N/A
                                   November,     Secretary of SEI Investments since
                                     2000        1998. Associate, Paul Weiss, Rifkind,
                                                 Wharton & Garrison, 1998; Associate,
                                                 Baker & McKenzie 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto, 35     Vice        Since       Employed by SEI Investments since     N/A                  N/A
                       President   November,     October 1999. Vice President and
                          and        2001        Assistant Secretary of the Adviser,
                       Secretary                 Administrator and Distributor since
                                                 December 1999. Associate at Dechert,
                                                 Price & Rhoads (1997-1999).
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman, 37    Vice        Since       Senior Vice President and General     N/A                  N/A
                       President   May, 2000     Counsel of SEI Investments; Senior
                          and                    Vice President, General Counsel and
                       Assistant                 Secretary of the Adviser, the
                       Secretary                 Administrator and the Distributor
                                                 since 2000.Vice President and
                                                 Assistant Secretary of SEI Investments,
                                                 the Adviser, the Administrator and
                                                 the Distributor, 1995-2000.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis, 38     Vice        Since       Vice President and Assistant          N/A                  N/A
                       President   May, 1998     Secretary of SEI Investments, the
                          and                    Adviser, the Administrator and the
                       Assistant                 Distributor since 1998.  Assistant
                       Secretary                 General Counsel and Director of
                                                 Arbitration, Philadelphia Stock
                                                 Exchange (1989-1998).
------------------------------------------------------------------------------------------------------------------------------------
Christine M.             Vice        Since       Employed by SEI Investments           N/A                  N/A
McCullough, 42         President   May, 2000     since November 1, 1999. Vice
                          and                    President and Assistant Secretary of
                       Assistant                 the Adviser, the Administrator and
                       Secretary                 the Distributor since December 1999.
                                                 Associate at White and Williams LLP,
                                                 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
1 Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser. As of May 31, 2003, the STI Classic Complex consisted of 48 Funds.
4 Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of
  1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (concluded)
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                         NUMBER OF
                                     OFFICE                                        PORTFOLIOS
                                      AND                  PRINCIPAL             IN STI CLASSIC
     NAME             POSITION(S)  LENGTH OF             OCCUPATION(S)               COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH     TIME                 DURING PAST               OVERSEEN BY            HELD BY
   AND AGE1            THE TRUST    SERVED2                 5 YEARS                BOARD MEMBER         BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------
Sherry Kajdan            Vice        Since       Vice President and Assistant          N/A                  N/A
Vetterlein, 40         President   February,     Secretary of SEI Investments since
                          and        2000        January 2001. Shareholder/Partner,
                       Assistant                 Buchanan Ingersoll Professional
                       Secretary                 Corporation (law firm) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E.               Vice        Since       Vice President and Assistant          N/A                  N/A
Zitelli, Jr., 34       President   November,     Secretary of the Administrator and
                          and        2000        Distributor since August 2000. Vice
                       Assistant                 President, Merrill Lynch & Co. Asset
                       Secretary                 Management Group (1998 - 2000).
                                                 Associate at Pepper Hamilton LLP
                                                 (1997 - 1998).
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Spratley, 34  Treasurer     Since       Funds Accounting Director, SEI        N/A                  N/A
                          and      May, 2000     Investments, 1999 - present; Audit
                          CFO                    Manager, Ernst & Young LLP
                                                 (1991-1999).
------------------------------------------------------------------------------------------------------------------------------------
1 Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
 STI CLASSIC FUNDS  MAY 31, 2003                                     (UNAUDITED)


For shareholders that do not have a May 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2003 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal period ended May 31, 2003, each portfolio is designating the following items with regard to distributions paid during the year.

                                              LONG TERM
                                              (20% RATE)     QUALIFIED      ORDINARY
                                             CAPITAL GAIN   5-YEAR GAIN      INCOME      TAX-EXEMPT      TOTAL        QUALIFYING
            FUND                            DISTRIBUTIONS   DISTRIBUTION  DISTRIBUTIONS   INTEREST   DISTRIBUTIONS   DIVIDENDS (1)
--------------------------------------      -------------   ------------  -------------  ----------  -------------   -------------
Classic Institutional Short-Term Bond Fund      0.00%          0.00%          0.00%         0.00%        0.00%           0.00%
Classic Institutional Super Short
   Income Plus Fund                             0.00%          0.00%        100.00%         0.00%      100.00%           0.00%
Classic Institutional U.S. Government
   Securities Super Short Income Plus Fund      0.00%          0.00%        100.00%         0.00%      100.00%           0.00%
Classic Institutional Cash Management
   Money Market Fund                            0.00%          0.00%        100.00%         0.00%      100.00%           0.00%
Classic Institutional U.S. Government
   Securities Money Market Fund                 0.00%          0.00%        100.00%         0.00%      100.00%           0.00%
Classic Institutional U.S. Treasury
   Securities Money Market Fund                 0.00%          0.00%        100.00%         0.00%      100.00%           0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

            STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.




                                                                 STI-AR-004-0300

ITEM 2.   CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.
ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.
ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES



Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   STI Classic Funds


By (Signature and Title)*                      /s/ James R. Foggo
                                               ------------------
                                               James R. Foggo, President

Date July 25, 2003





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James R. Foggo
                                               ------------------
                                               James R. Foggo, President

Date July 25, 2003


By (Signature and Title)*                      /s/ Jennifer E. Spratley
                                               ------------------------
                                               Jennifer E. Spratley, CFO

Date July 25, 2003
* Print the name and title of each signing officer under his or her signature.